                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2794
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                              MFS SERIES TRUST III
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: January 31
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                   Date of reporting period: October 31, 2005
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
ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 10/31/05


MFS HIGH INCOME FUND


[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/2005

ISSUER                                                                                      PAR AMOUNT                    $ VALUE
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
BONDS - 93.3%
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ADVERTISING & BROADCASTING - 4.5%
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Allbritton Communications Co., 7.75%, 2012                                               $   5,515,000            $     5,446,062
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DIRECTV Holdings LLC, 6.375%, 2015                                                           2,955,000                  2,899,594
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DIRECTV Holdings LLC, 8.375%, 2013                                                           1,813,000                  1,962,572
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EchoStar DBS Corp., 6.375%, 2011                                                             9,325,000                  9,068,562
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Emmis Operating Co., 6.875%, 2012                                                            2,715,000                  2,681,062
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Granite Broadcasting Corp., 9.75%, 2010                                                      3,465,000                  3,239,775
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Innova S. de R. L., 9.375%, 2013                                                             2,030,000                  2,248,225
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Intelsat Ltd., 8.625%, 2015##                                                                4,005,000                  4,055,062
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Intelsat Ltd., 0% to 2010, 9.25% to 2015##                                                   5,720,000                  3,760,900
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Lamar Media Corp., 7.25%, 2013                                                               2,700,000                  2,801,250
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Lamar Media Corp., 6.625%, 2015##                                                            1,000,000                  1,007,500
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Panamsat Holding Corp., 0% to 2009, 10.375% to 2014                                          9,860,000                  6,729,450
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Paxson Communications Corp., 0% to 2006, 12.25% to 2009                                      9,120,000                  8,914,800
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Sirius Satellite Radio, Inc., 9.625%, 2013##                                                 3,135,000                  2,966,494
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                                                                                                                  $    57,781,308
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AEROSPACE - 0.5%
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Argo Tech Corp., 9.25%, 2011                                                             $   2,590,000            $     2,667,700
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TransDigm Holding Co., 8.375%, 2011                                                          3,455,000                  3,593,200
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                                                                                                                  $     6,260,900
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AIRLINES - 0.8%
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Continental Airlines, Inc., 6.9%, 2017                                                   $   1,373,222            $     1,168,622
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Continental Airlines, Inc., 6.748%, 2017                                                     2,805,222                  2,426,517
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Continental Airlines, Inc., 6.795%, 2018                                                     6,484,740                  5,587,772
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Continental Airlines, Inc., 7.566%, 2020                                                     1,982,428                  1,765,390
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                                                                                                                  $    10,948,301
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APPAREL MANUFACTURERS - 0.5%
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Levi Strauss & Co., 12.25%, 2012                                                         $   2,985,000            $     3,276,038
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Levi Strauss & Co., 9.75%, 2015                                                              2,300,000                  2,323,000
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Quiksilver, Inc., 6.875%, 2015##                                                               930,000                    862,575
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                                                                                                                  $     6,461,613
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ASSET BACKED & SECURITIZED - 2.6%
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Airplane Pass-Through Trust, "D", 10.875%, 2019**+                                       $   5,185,425            $        15,556
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Anthracite CDO Ltd., 6%, 2037##                                                              5,148,000                  4,488,541
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Asset Securitization Corp., FRN, 8.0071%, 2029                                               2,786,991                  2,956,617
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Asset Securitization Corp., FRN, 8.4971%, 2029##                                             2,000,000                  1,807,187
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Commercial Mortgage Acceptance Corp., FRN, 5.44%, 2013##                                     5,000,000                  4,974,901
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Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                        4,500,000                  4,757,656
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Falcon Franchise Loan LLC, FRN, 4.0971%, 2023^^                                             17,661,653                  2,927,267
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First Union National Bank Commercial Mortgage Corp., 6.75%, 2032                             2,000,000                  2,037,179
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GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                       4,000,000                  3,778,216
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Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.9556%, 2030^^                     46,196,396                  1,280,010
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Morgan Stanley Capital I, Inc., FRN, 1.4835%, 2039^^##                                      23,489,233                  1,635,062
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Mortgage Capital Funding, Inc., 7.214%, 2007                                                 2,500,000                  2,577,176
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                                                                                                                  $    33,235,368
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AUTOMOTIVE - 5.3%
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Affinia Group, Inc., 9%, 2014##                                                          $   3,990,000            $     3,092,250
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Delphi Corp., 6.5%, 2013**                                                                   5,410,000                  3,746,425
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Ford Motor Credit Co., 6.625%, 2008                                                          4,225,000                  4,051,581
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Ford Motor Credit Co., 5.8%, 2009                                                            2,850,000                  2,610,175
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Ford Motor Credit Co., 8.625%, 2010                                                          3,855,000                  3,787,537
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Ford Motor Credit Co., 7%, 2013                                                              4,335,000                  3,967,678
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General Motors Acceptance Corp., 6.125%, 2008                                                2,325,000                  2,270,476
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General Motors Acceptance Corp., 5.85%, 2009                                                 4,070,000                  3,890,855
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General Motors Acceptance Corp., 6.75%, 2014                                                17,476,000                 16,711,163
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General Motors Corp., 8.375%, 2033                                                           3,356,000                  2,487,635
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INTERMET Corp., 9.75%, 2009**                                                                2,725,000                    436,000
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Lear Corp., 8.11%, 2009                                                                      3,920,000                  3,684,800
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Lear Corp., 5.75%, 2014                                                                      3,105,000                  2,499,525
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Metaldyne Corp., 11%, 2013##                                                                 4,455,000                  4,009,500
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Navistar International Corp., 7.5%, 2011                                                     6,675,000                  6,341,250
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TRW Automotive, Inc., 9.375%, 2013                                                           2,553,000                  2,744,475
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TRW Automotive, Inc., 11%, 2013                                                              1,680,000                  1,877,400
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                                                                                                                  $    68,208,725
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BROADCAST & CABLE TV - 3.8%
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Adelphia Communications Corp., "B", 9.25%, 2002**                                        $   1,245,000            $       796,800
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Cablevision Systems Corp., 8%, 2012                                                          3,125,000                  2,984,375
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CCH I Holdings LLC, 9.92%, 2014                                                              4,150,000                  2,697,500
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CCH I Holdings LLC, 11%, 2015##                                                             11,145,000                 10,086,225
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CCO Holdings LLC, 8.75%, 2013                                                                2,560,000                  2,464,000
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Charter Communications, Inc., 8.625%, 2009                                                   4,030,000                  3,304,600
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Charter Communications, Inc., 8.375%, 2014##                                                 2,130,000                  2,135,325
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CSC Holdings, Inc., 8.125%, 2009                                                             4,730,000                  4,836,425
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CSC Holdings, Inc., 6.75%, 2012##                                                            3,855,000                  3,720,075
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FrontierVision Holdings LP, 11.875%, 2007**                                                    250,000                    307,500
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FrontierVision Operating Partners LP, 11%, 2006**                                            6,575,000                  8,942,000
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Mediacom Broadband LLC, 9.5%, 2013                                                           4,405,000                  4,305,888
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Rogers Cable, Inc., 8.75%, 2032                                                              2,015,000                  2,276,950
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Videotron Telecom, 6.375%, 2015##                                                              785,000                    775,188
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                                                                                                                  $    49,632,851
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BUILDING - 0.9%
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Goodman Global Holdings, Inc., 7.875%, 2012##                                            $   1,350,000            $     1,269,000
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Interface, Inc., 10.375%, 2010                                                               3,391,000                  3,653,802
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Nortek Holdings, Inc., 8.5%, 2014                                                            2,835,000                  2,707,425
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Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                            4,095,000                  2,457,000
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Texas Industries, Inc., 7.25%, 2013##                                                        2,085,000                  2,168,400
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                                                                                                                  $    12,255,627
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BUSINESS SERVICES - 1.7%
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Iron Mountain, Inc., 8.625%, 2013                                                        $   1,095,000            $     1,141,538
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Iron Mountain, Inc., 7.75%, 2015                                                             2,610,000                  2,596,950
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Lucent Technologies, Inc., 5.5%, 2008                                                        2,825,000                  2,817,938
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Lucent Technologies, Inc., 6.45%, 2029                                                       1,555,000                  1,329,525
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Northern Telecom Corp., 6.875%, 2023                                                         2,420,000                  2,214,300
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Northern Telecom Corp., 7.875%, 2026                                                         1,500,000                  1,470,000
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Xerox Corp., 7.625%, 2013                                                                    9,650,000                 10,132,500
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                                                                                                                  $    21,702,751
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CHEMICALS - 4.9%
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ARCO Chemical Co., 9.8%, 2020                                                            $   3,180,000            $     3,545,700
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BCP Crystal Holdings Corp., 9.625%, 2014                                                     2,487,000                  2,735,700
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Crystal U. S. Holdings LLC, "A", 0% to 2009, 10% to 2014                                     1,238,000                    869,695
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Crystal U. S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                                   6,922,000                  4,793,485
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Equistar Chemicals LP, 10.625%, 2011                                                         2,440,000                  2,659,600
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Hercules, Inc., 6.75%, 2029                                                                  4,130,000                  3,985,450
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Huntsman International LLC, 10.125%, 2009                                                    4,116,000                  4,234,335
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Huntsman International LLC, 7.375%, 2015##                                                   3,440,000                  3,268,000
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IMC Global, Inc., 10.875%, 2013                                                              2,230,000                  2,586,800
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KI Holdings, Inc., 0% to 2009, 9.875% to 2014                                                5,855,000                  3,930,169
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Kronos International, Inc., 8.875%, 2009                                               EUR     300,000                    375,777
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Lyondell Chemical Co., 9.5%, 2008                                                        $   3,590,000                  3,760,525
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Lyondell Chemical Co., 11.125%, 2012                                                         2,580,000                  2,876,700
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Nalco Co., 7.75%, 2011                                                                       1,810,000                  1,848,463
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Nalco Co., 8.875%, 2013                                                                      2,665,000                  2,721,631
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Nell AF S. a. r. L., 8.375%, 2015##                                                          1,765,000                  1,694,400
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NOVA Chemicals Corp., 6.5%, 2012                                                             3,950,000                  3,772,250
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Resolution Performance Products LLC, 13.5%, 2010                                             2,680,000                  2,824,050
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Rhodia S.A., 8.875%, 2011                                                                    7,605,000                  7,186,725
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Rockwood Specialties Group, Inc., 10.625%, 2011                                              2,781,000                  2,975,670
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Rockwood Specialties Group, Inc., 7.5%, 2014##                                                 820,000                    791,300
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                                                                                                                  $    63,436,425
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CONSTRUCTION - 1.6%
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Beazer Homes USA, Inc., 6.875%, 2015##                                                   $   4,475,000            $     4,105,812
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D. R. Horton, Inc., 8%, 2009                                                                 5,025,000                  5,345,625
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Technical Olympic USA, Inc., 9%, 2010                                                        1,475,000                  1,467,625
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Technical Olympic USA, Inc., 7.5%, 2011                                                      1,740,000                  1,535,550
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Technical Olympic USA, Inc., 7.5%, 2015                                                      2,990,000                  2,481,700
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WCI Communities, Inc., 7.875%, 2013                                                          4,210,000                  3,988,975
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WCI Communities, Inc., 6.625%, 2015                                                          2,250,000                  1,929,375
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                                                                                                                  $    20,854,662
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CONSUMER GOODS & SERVICES - 2.7%
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Acco Brands Corp., 7.625%, 2015##                                                        $     970,000            $       921,500
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Bombardier Recreational Products, Inc., 8.375%, 2013                                         3,120,000                  3,182,400
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Church & Dwight Co., Inc., 6%, 2012                                                          4,230,000                  4,103,100
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GEO Group, Inc., 8.25%, 2013                                                                 1,575,000                  1,523,812
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Integrated Electrical Services, Inc., 9.375%, 2009                                           2,040,000                  1,468,800
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Playtex Products, Inc., 9.375%, 2011                                                         1,790,000                  1,852,650
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Revlon Consumer Products Corp., 9.5%, 2011                                                   4,385,000                  4,110,938
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Safilo Capital International S.A., 9.625%, 2013##                                      EUR   6,385,000                  8,590,918
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Samsonite Corp., 8.875%, 2011                                                            $   4,220,000                  4,346,600
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Service Corp. International, 7%, 2017##                                                      4,360,000                  4,327,300
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                                                                                                                  $    34,428,018
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CONTAINERS - 1.5%
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Crown European Holdings S.A., 10.875%, 2013                                              $   5,610,000            $     6,605,775
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Greif, Inc., 8.875%, 2012                                                                    4,125,000                  4,413,750
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Huntsman Packaging Corp., 13%, 2010**                                                          720,000                    104,400
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Owens-Brockway Glass Container, Inc., 8.875%, 2009                                           3,305,000                  3,453,725
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Owens-Brockway Glass Container, Inc., 8.25%, 2013                                              165,000                    168,300
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Owens-Illinois, Inc., 7.8%, 2018                                                             4,087,000                  3,923,520
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Pliant Corp., 11.625%, 2009#                                                                   446,766                    482,507
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Pliant Corp., 13%, 2010**                                                                    3,206,000                    464,870
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                                                                                                                  $    19,616,847
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DEFENSE ELECTRONICS - 0.5%
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L-3 Communications Holdings, Inc., 6.125%, 2014                                          $   4,600,000            $     4,496,500
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L-3 Communications Holdings, Inc., 5.875%, 2015                                              2,720,000                  2,584,000
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                                                                                                                  $     7,080,500
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ELECTRONICS - 0.5%
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Flextronics International Ltd., 6.5%, 2013                                               $   5,755,000            $     5,769,387
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Magnachip Semiconductor S.A., 8%, 2014                                                         560,000                    512,400
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                                                                                                                  $     6,281,787
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EMERGING MARKET QUASI-SOVEREIGN - 0.6%
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Gazprom OAO, 9.625%, 2013##                                                              $   2,140,000            $     2,568,000
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Gazprom OAO, 8.625%, 2034##                                                                  3,897,000                  4,910,220
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                                                                                                                  $     7,478,220
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EMERGING MARKET SOVEREIGN - 0.5%
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Federal Republic of Brazil, 8.875%, 2019                                                 $   2,142,000            $     2,259,810
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Republic of Panama, 9.375%, 2029                                                               794,000                    970,665
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Russian Ministry of Finance, 12.75%, 2028                                                    1,759,000                  3,180,624
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                                                                                                                  $     6,411,099
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ENERGY - INDEPENDENT - 2.5%
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Belden & Blake Corp., 8.75%, 2012                                                        $   3,120,000            $     3,213,600
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Chesapeake Energy Corp., 7%, 2014                                                            5,187,000                  5,394,480
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Chesapeake Energy Corp., 6.375%, 2015                                                        4,780,000                  4,696,350
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Chesapeake Energy Corp., 6.875%, 2016                                                        4,135,000                  4,186,687
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Clayton Williams Energy, Inc., 7.75%, 2013##                                                 2,505,000                  2,417,325
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Kerr-McGee Corp., 6.95%, 2024                                                                4,230,000                  4,329,803
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Newfield Exploration Co., 6.625%, 2014                                                       2,890,000                  2,940,575
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Plains Exploration & Production Co., 7.125%, 2014                                            4,105,000                  4,258,938
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Pogo Producing Co., 6.875%, 2017##                                                           1,455,000                  1,440,450
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                                                                                                                  $    32,878,208
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ENERGY - INTEGRATED - 0.3%
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Amerada Hess Corp., 7.3%, 2031                                                           $   3,420,000            $     3,862,209
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ENTERTAINMENT - 1.4%
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AMC Entertainment, Inc., 9.5%, 2011                                                      $   2,542,000            $     2,408,545
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AMC Entertainment, Inc., 8.625%, 2012                                                        5,280,000                  5,319,600
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Intrawest Corp., 7.5%, 2013                                                                  1,285,000                  1,307,487
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Loews Cineplex Entertainment Corp., 9%, 2014                                                 4,350,000                  4,186,875
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Six Flags, Inc., 9.75%, 2013                                                                 4,550,000                  4,527,250
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                                                                                                                  $    17,749,757
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FOOD & NON-ALCOHOLIC BEVERAGES - 1.0%
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B & G Foods, Inc., 8%, 2011                                                              $   1,925,000            $     1,941,844
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Michael Foods, Inc., 8%, 2013                                                                5,100,000                  5,176,500
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Smithfield Foods, Inc., 7%, 2011                                                             4,420,000                  4,486,300
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United Biscuits Finance PLC, 10.625%, 2011                                             EUR    1,000,000                  1,282,555
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                                                                                                                  $    12,887,199
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FOREST & PAPER PRODUCTS - 4.3%
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Abitibi-Consolidated, Inc., 8.55%, 2010                                                  $   3,240,000            $     3,167,100
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Abitibi-Consolidated, Inc., 7.75%, 2011                                                      4,970,000                  4,609,675
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Buckeye Technologies, Inc., 8.5%, 2013                                                       4,580,000                  4,545,650
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Georgia-Pacific Corp., 9.375%, 2013                                                         10,155,000                 11,195,887
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Georgia-Pacific Corp., 7.75%, 2029                                                           4,165,000                  4,269,125
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Graphic Packaging International Corp., 9.5%, 2013                                            5,965,000                  5,353,587
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Jefferson Smurfit Corp., 8.25%, 2012                                                         2,905,000                  2,737,963
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JSG Funding LLC, 11.5%, 2015 #, ##                                              EUR          6,083,223                  6,318,583
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MDP Acquisitions PLC, 9.625%, 2012                                                       $   4,145,000                  3,979,200
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Norske Skog Canada Ltd., 8.625%, 2011                                                        3,885,000                  3,749,025
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Norske Skog Canada Ltd., 7.375%, 2014                                                        2,815,000                  2,505,350
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Stone Container Corp., 7.375%, 2014                                                          2,995,000                  2,658,063
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                                                                                                                  $    55,089,208
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GAMING & LODGING - 6.4%
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Aztar Corp., 7.875%, 2014                                                                $   3,375,000            $     3,476,250
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Boyd Gaming Corp., 6.75%, 2014                                                               5,835,000                  5,754,769
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Caesars Entertainment, Inc., 8.875%, 2008                                                    1,550,000                  1,666,250
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Caesars Entertainment, Inc., 8.125%, 2011                                                    6,340,000                  6,926,450
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Chukchansi Economic Development Authority, 8%, 2013##                                          960,000                    960,000
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GTECH Holdings Corp., 5.25%, 2014                                                            4,625,000                  3,905,017
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Host Marriott LP, 7.125%, 2013                                                               5,110,000                  5,180,262
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Host Marriott LP, 6.375%, 2015                                                               2,495,000                  2,420,150
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Mandalay Resort Group, 9.375%, 2010                                                          3,525,000                  3,842,250
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MGM Mirage, Inc., 8.5%, 2010                                                                 3,075,000                  3,297,938
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MGM Mirage, Inc., 8.375%, 2011                                                               8,115,000                  8,581,613
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MGM Mirage, Inc., 5.875%, 2014                                                               3,010,000                  2,814,350
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Penn National Gaming, Inc., 6.75%, 2015                                                        905,000                    868,800
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Pinnacle Entertainment, Inc., 8.25%, 2012                                                    3,795,000                  3,766,538
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Pinnacle Entertainment, Inc., 8.75%, 2013                                                    1,605,000                  1,643,119
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Royal Caribbean Cruises Ltd., 6.875%, 2013                                                   8,490,000                  8,787,150
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Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                      9,200,000                  9,913,000
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Station Casinos, Inc., 6.5%, 2014                                                            3,940,000                  3,930,150
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Station Casinos, Inc., 6.875%, 2016##                                                          315,000                    317,363
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Wynn Las Vegas LLC, 6.625%, 2014                                                             5,260,000                  5,010,150
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                                                                                                                  $    83,061,569
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INDUSTRIAL - 2.8%
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Amsted Industries, Inc., 10.25%, 2011##                                                  $   4,525,000            $     4,841,750
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Da-Lite Screen Co., Inc., 9.5%, 2011                                                         3,525,000                  3,718,875
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JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                            5,140,000                  5,088,600
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JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                                   9,840,000                  7,084,800
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Knowledge Learning Corp., 7.75%, 2015##                                                      2,615,000                  2,431,950
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Milacron Escrow Corp., 11.5%, 2011                                                           5,580,000                  4,798,800
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Valmont Industries, Inc., 6.875%, 2014                                                       4,285,000                  4,370,700
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Wesco Distribution, Inc., 7.5%, 2017##                                                       3,480,000                  3,475,650
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                                                                                                                  $    35,811,125
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INSURANCE - 0.3%
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UnumProvident Corp., 7.625%, 2011                                                        $   3,713,000            $     3,896,890
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INSURANCE - PROPERTY & CASUALTY - 0.4%
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AXIS Capital Holdings Ltd., 5.75%, 2014                                                  $   2,890,000            $     2,822,279
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Marsh & Mclennan Cos., Inc., 5.75%, 2015                                                     2,266,000                  2,204,399
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,026,678
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MACHINERY & TOOLS - 1.7%
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Case Corp., 7.25%, 2016                                                                  $   1,480,000            $     1,354,200
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                          5,085,000                  5,351,962
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JLG Industries, Inc., 8.25%, 2008                                                            3,625,000                  3,860,625
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Terex Corp., 10.375%, 2011                                                                   6,405,000                  6,837,338
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United Rentals, Inc., 6.5%, 2012                                                             2,835,000                  2,718,056
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United Rentals, Inc., 7.75%, 2013                                                            1,960,000                  1,862,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    21,984,181
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 5.6%
---------------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 5.875%, 2015##                                                  $   4,205,000            $     4,047,312
---------------------------------------------------------------------------------------------------------------------------------
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                             7,510,000                  4,168,050
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 6.625%, 2013                                                                   2,665,000                  2,698,312
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DaVita, Inc., 7.25%, 2015                                                                    3,105,000                  3,136,050
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Extendicare Health Services, Inc., 6.875%, 2014                                              4,390,000                  4,280,250
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Fisher Scientific International, Inc., 6.75%, 2014                                             895,000                    924,087
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Fisher Scientific International, Inc., 6.125%, 2015##                                        4,255,000                  4,223,087
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HCA, Inc., 7.875%, 2011                                                                      9,860,000                 10,476,674
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                     12,340,000                 12,108,526
---------------------------------------------------------------------------------------------------------------------------------
Healthsouth Corp., 7.625%, 2012                                                              3,795,000                  3,567,300
---------------------------------------------------------------------------------------------------------------------------------
Lifecare Holdings, Inc., 9.25%, 2013##                                                       3,750,000                  2,775,000
---------------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75%, 2015                                                     1,770,000                  1,823,100
---------------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625%, 2015                                                           4,405,000                  4,085,638
---------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.875%, 2014                                                         3,765,000                  3,642,638
---------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.25%, 2015##                                                        2,455,000                  2,326,113
---------------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7%, 2013                                                              3,990,000                  3,990,000
---------------------------------------------------------------------------------------------------------------------------------
U. S. Oncology, Inc., 10.75%, 2014                                                           3,595,000                  3,963,488
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    72,235,625
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015##                                                     $   5,130,000            $     4,719,600
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Acme Metal, Inc., 10.875%, 2007**                                                        $   2,675,000            $             0
---------------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.5%, 2014                                                             4,805,000                  4,744,938
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                           5,630,000                  5,447,025
---------------------------------------------------------------------------------------------------------------------------------
Russel Metals, Inc., 6.375%, 2014                                                            4,660,000                  4,520,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    14,712,163
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.25%, 2015##                                                      $   3,050,000            $     3,156,750
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                                           $   3,165,000            $     3,834,125
---------------------------------------------------------------------------------------------------------------------------------
Colorado Interstate Gas Co., 5.95%, 2015                                                     2,880,000                  2,735,263
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625%, 2010                                                           3,805,000                  3,993,066
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                                               8,970,000                  8,835,450
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                            7,995,000                  8,234,850
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.375%, 2013                                               2,480,000                  2,567,509
---------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 5.6%, 2014                                                 4,372,000                  4,290,563
---------------------------------------------------------------------------------------------------------------------------------
Markwest Energy Partners LP, 6.875%, 2014##                                                  3,015,000                  2,894,400
---------------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP, 6.25%, 2015##                                                    1,690,000                  1,668,875
---------------------------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp., 7%, 2011                                               2,705,000                  2,826,725
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                            6,128,000                  6,319,500
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.75%, 2031                                                             1,340,000                  1,415,375
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    49,615,701
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 5.7%
---------------------------------------------------------------------------------------------------------------------------------
AT&T Corp., 7.3%, 2011                                                                   $   3,315,000            $     3,663,075
---------------------------------------------------------------------------------------------------------------------------------
AT&T Corp., 9.75%, 2031                                                                      2,290,000                  2,788,075
---------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                          2,930,000                  2,849,425
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                     5,641,000                  6,106,382
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25%, 2013                                                     3,355,000                  3,178,862
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                        1,350,000                  1,333,125
---------------------------------------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013                                                              1,725,000                  1,858,687
---------------------------------------------------------------------------------------------------------------------------------
Espirit Telecom Group PLC, 10.875%, 2008**                                                     370,000                          0
---------------------------------------------------------------------------------------------------------------------------------
GCI, Inc., 7.25%, 2014                                                                       2,760,000                  2,677,200
---------------------------------------------------------------------------------------------------------------------------------
Hawaiian Telecom Communications, Inc., 9.75%, 2013##                                         2,650,000                  2,636,750
---------------------------------------------------------------------------------------------------------------------------------
Hawaiian Telecom Communications, Inc., 12.5%, 2015##                                           635,000                    620,712
---------------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 6.908%, 2007                                                                      3,415,000                  3,449,150
---------------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 7.688%, 2009                                                                      2,885,000                  2,989,581
---------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.25%, 2011                                                     4,960,000                  4,736,800
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011                                                                    6,125,000                  6,415,938
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012                                                                    6,255,000                  6,864,863
---------------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5%, 2010                                                           14,110,000                 16,120,675
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                              5,865,000                  5,865,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    74,154,300
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014                                                     $   3,635,000            $     3,816,750
---------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 9%, 2014                                                             3,785,000                  4,135,112
---------------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services A. S.A., 10%, 2010                                                    3,950,000                  4,364,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    12,316,612
---------------------------------------------------------------------------------------------------------------------------------
OILS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
CITGO Petroleum Corp., 6%, 2011                                                          $   5,610,000            $     5,890,500
---------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                     1,795,000                  1,911,675
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     7,802,175
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 6.5%, 2010                                             $     975,000            $       945,750
---------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                               5,305,000                  5,437,625
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,383,375
---------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                                       $   5,050,000            $     4,974,250
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Cenveo, Inc., 9.625%, 2012                                                               $   1,650,000            $     1,740,750
---------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 12.125%, 2012                                                            2,421,000                  2,826,517
---------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                     10,320,000                  7,998,000
---------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                      3,370,000                  2,611,750
---------------------------------------------------------------------------------------------------------------------------------
Hollinger, Inc., 12.875%, 2011##                                                             1,381,000                  1,458,681
---------------------------------------------------------------------------------------------------------------------------------
Lighthouse International Co. S.A., 8%, 2014##                                          EUR   3,400,000                  4,279,180
---------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                      $   4,185,000                  4,132,688
---------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.875%, 2011                                                                   975,000                    950,625
---------------------------------------------------------------------------------------------------------------------------------
WDAC Subsidiary Corp., 8.375%, 2014##                                                        3,025,000                  2,851,063
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    28,849,254
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co., 7.5%, 2009                                             $   2,000,000            $     2,060,000
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C. V., 9.375%, 2012##                                                              826,000                    896,210
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C. V., 12.5%, 2012                                                               2,050,000                  2,367,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,323,960
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Carrols Holdings Corp., 9%, 2013##                                                       $   4,315,000            $     4,271,850
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Buhrmann U. S., Inc., 7.875%, 2015                                                       $   4,225,000            $     4,172,187
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                6,535,000                  6,633,025
---------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                           4,695,000                  5,234,925
---------------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 10.75%, 2015##                                            1,755,000                  1,645,313
---------------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375%, 2012                                                      5,035,000                  4,279,750
---------------------------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012##                                                               2,320,000                  2,256,200
---------------------------------------------------------------------------------------------------------------------------------
J. C. Penney Corp., Inc., 8%, 2010                                                           3,615,000                  3,905,509
---------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 8.125%, 2010                                                                 4,040,000                  4,040,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    32,166,909
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc., 8.25%, 2013                                                    $   3,935,000            $     3,994,025
---------------------------------------------------------------------------------------------------------------------------------
STEEL - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
AK Steel Holding Corp., 7.75%, 2012                                                      $   4,415,000            $     3,973,500
---------------------------------------------------------------------------------------------------------------------------------
Chaparral Steel Co., 10%, 2013##                                                             1,960,000                  2,028,600
---------------------------------------------------------------------------------------------------------------------------------
Northwestern Steel & Wire Co., 9.5%, 2049**                                                    680,000                          0
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,002,100
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Jitney Jungle Stores of America, Inc., 10.375%, 2007**                                   $     500,000            $             0
---------------------------------------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                                                 5,335,000                  5,881,197
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     5,881,197
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 12%, 2009                                                        $   4,280,000            $     4,686,600
---------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.125%, 2012                                                           1,755,000                  1,809,844
---------------------------------------------------------------------------------------------------------------------------------
American Towers, Inc., 7.25%, 2011                                                           2,655,000                  2,774,475
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                               2,365,000                  2,642,887
---------------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 9.875%, 2012                                                  1,150,000                  1,242,000
---------------------------------------------------------------------------------------------------------------------------------
Dolphin Telecom PLC, 11.5%, 2008**                                                          11,625,000                          0
---------------------------------------------------------------------------------------------------------------------------------
Dolphin Telecom PLC, 14%, 2009**                                                             5,335,000                          0
---------------------------------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 7.9%, 2012                                                                 565,000                    587,600
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                    17,355,000                 17,409,078
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                                          5,120,000                  5,107,200
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                                            3,575,000                  3,834,188
---------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                                           3,935,000                  4,092,400
---------------------------------------------------------------------------------------------------------------------------------
U. S. Unwired, Inc., 10%, 2012                                                               3,315,000                  3,770,813
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    47,957,085
---------------------------------------------------------------------------------------------------------------------------------
TIRE & RUBBER - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Cooper Standard Automotive, Inc., 8.375%, 2014                                           $   4,725,000            $     3,543,750
---------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., 9%, 2015##                                                       6,885,000                  6,644,025
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    10,187,775
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
R. J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                       $   3,715,000            $     3,733,575
---------------------------------------------------------------------------------------------------------------------------------
R. J. Reynolds Tobacco Holdings, Inc., 7.3%, 2015##                                          3,175,000                  3,159,125
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     6,892,700
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
CHC Helicopter Corp., 7.375%, 2014                                                       $   2,830,000            $     2,837,075
---------------------------------------------------------------------------------------------------------------------------------
Stena AB, 7.5%, 2013                                                                         1,785,000                  1,695,750
---------------------------------------------------------------------------------------------------------------------------------
Stena AB, 7%, 2016                                                                           3,425,000                  3,082,500
---------------------------------------------------------------------------------------------------------------------------------
Westinghouse Air Brake Technologies Corp., 6.875%, 2013                                      1,435,000                  1,463,700
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     9,079,025
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 7.2%
---------------------------------------------------------------------------------------------------------------------------------
AES Corp., 8.75%, 2013##                                                                 $     665,000            $       718,200
---------------------------------------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                                                        7,505,000                  8,142,925
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co., LLC, 8.25%, 2012##                                              5,000,000                  5,525,000
---------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.5%, 2011                                                                    3,935,000                  1,849,450
---------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                                                 3,460,000                  3,780,050
---------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010##                                                        1,530,000                  1,644,750
---------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 10.125%, 2013##                                                       2,555,000                  2,810,500
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                           1,130,000                  1,265,740
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                   3,763,000                  3,964,584
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                               2,958,000                  3,111,544
---------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                                          7,100,000                  7,774,500
---------------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                                                      1,975,000                  2,286,063
---------------------------------------------------------------------------------------------------------------------------------
Nevada Power Co., 6.5%, 2012                                                                   910,000                    925,925
---------------------------------------------------------------------------------------------------------------------------------
Nevada Power Co., 5.875%, 2015                                                               2,480,000                  2,432,528
---------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014                                                             4,425,000                  4,384,237
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013                                                                   6,244,000                  6,805,960
---------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 8.625%, 2008                                                       3,570,000                  3,703,875
---------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75%, 2014                                                              755,000                    702,150
---------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                         3,710,000                  3,895,500
---------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                                             90,000                     95,850
---------------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Power Co., 6.25%, 2012                                                        2,115,000                  2,120,288
---------------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 8.625%, 2014                                                       2,945,000                  3,210,050
---------------------------------------------------------------------------------------------------------------------------------
TECO Energy, Inc., 7%, 2012                                                                  3,840,000                  3,974,400
---------------------------------------------------------------------------------------------------------------------------------
Tenaska Alabama Partners LP, 7%, 2021##                                                      1,838,806                  1,868,175
---------------------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875%, 2014##                                                              4,090,000                  4,376,300
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 5.55%, 2014                                                                      12,255,000                 11,265,041
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    92,633,585
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                                                       $ 1,207,632,042
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                                                  59,800            $     4,169,256
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                      44,345            $     2,719,235
---------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., "A"                                                            393,554                  3,262,563
---------------------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc.*                                                                          51,005                  1,163,424
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     7,145,222
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C. V.*                                                             220,947            $       137,294
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0%
---------------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.*                                                                         1,087            $             0
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                               93,800            $     2,647,036
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0%
---------------------------------------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc.*                                                       206,408            $             0
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                                          539            $        12,397
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                         52,506            $     1,378,808
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                      $    15,490,013
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 5.25%                                                                    269,454            $     4,445,991
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25%                                                                215            $     1,467,375
---------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B", 10.75%                                                  2,034                  2,176,380
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     3,643,755
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0%
---------------------------------------------------------------------------------------------------------------------------------
Renaissance Cosmetics, Inc., 14%*                                                                8,899            $             0
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0%
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", 8.75%                                                                4,500            $       116,865
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0%
---------------------------------------------------------------------------------------------------------------------------------
PTV, Inc., "A", 10%                                                                                 98            $           152
---------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks                                                                                            $     3,760,772
---------------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0%                                          STRIKE PRICE  FIRST EXERCISE
---------------------------------------------------------------------------------------------------------------------------------
Cybernet Internet Services (Computer Software)*            $  22.28        10/29/99              3,385            $             0
---------------------------------------------------------------------------------------------------------------------------------
GT Group Telecom, Inc. (Telephone Services)*                   0.00         8/01/00             11,650                          0
---------------------------------------------------------------------------------------------------------------------------------
Knology, Inc. (Network & Telecom)##*                           0.10        11/22/97              2,475                          0
---------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (Business Services)*         0.14         1/28/97              5,000                          0
---------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (Business Services)*         0.14         1/28/97             11,775                          0
---------------------------------------------------------------------------------------------------------------------------------
Ono Finance (Broadcast & Cable TV)*                            0.00         5/31/09             12,105                          0
---------------------------------------------------------------------------------------------------------------------------------
Pliant Corp. (Containers)##*                                   0.01         5/25/00              6,795                         68
---------------------------------------------------------------------------------------------------------------------------------
Renaissance Cosmetics, Inc. (Consumer Goods & Services)*       0.01         8/08/96              7,189                          0
---------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Specialty Chemicals)*               52.00        12/31/02                876                        876
---------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Machinery & Tools)*                20.78         5/29/03             21,743                      3,261
---------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc. (Broadcast & Cable TV)*              45.24         9/16/00              4,020                    180,900
---------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "A" (Telephone Services)*             6.25         5/27/03              2,640                        818
---------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "B" (Telephone Services)*             7.50         5/27/03              1,980                        455
---------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "C" (Telephone Services)*            10.00         5/27/03              1,980                        416
---------------------------------------------------------------------------------------------------------------------------------
Total Warrants                                                                                                    $       186,794
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 4.03%, due 11/01/05<                                               $  41,248,000            $    41,248,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments ~                                                                                               $ 1,272,763,612
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.7%                                                                                  22,368,244
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                               $ 1,295,131,856
---------------------------------------------------------------------------------------------------------------------------------

 < The rate shown represents an annualized yield at time of purchase.
 * Non-income producing security.
** Non income producing security - in default.
^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
 # Payment-in-kind security.
 ~ As of October 31, 2005, the fund had 15 securities representing $436,000 and less than 0.1% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
## SEC Rule 144A restriction.
 + Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

                                                                                            CURRENT
                                     ACQUISITION     ACQUISITION          MARKET         TOTAL % OF
   SECURITY                             DATE             COST             VALUE          NET ASSETS
---------------------------------------------------------------------------------------------------
   Airline Pass-Through Trust,
    "D", 10.875%, 2019                3/13/96         $5,185,425         $15,556            0.0%

  The following abbreviations are used in the Portfolio of Investments and are defined:

        ADR American Depository Receipt
        FRN Floating Rate Note. The interest rate is the rate in effect as of period end.

Abbreviations indicate amounts shown in currencies other than the U. S. Dollar. All amounts are stated in U. S. dollars unless otherwise indicated. A list of abbreviations is shown below:

        EUR Euro
        GBP British Pound
        SEK Swedish Krona

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS HIGH INCOME FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 10/31/2005

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                              $1,351,989,562
                                                            ==============
Gross unrealized depreciation                               $ (104,919,013)
Gross unrealized appreciation                                   25,693,063
                                                            --------------
            Net unrealized appreciation (depreciation)      $  (79,225,950)
                                                            ==============

Aggregate cost includes prior fiscal year end tax adjustments

(2) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are netted by currency.

                                                                                                       NET UNREALIZED
                         CONTRACTS TO                                                 CONTRACTS          APPRECIATION
                        DELIVER/RECEIVE   SETTLEMENT DATE    IN EXCHANGE FOR           AT VALUE         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
SALES
EUR                           17,544,920     11/22/05         $  21,222,413           $  21,055,153       $     167,260
GBP                              788,716     11/02/05             1,408,048               1,395,089              12,959
                                                              -------------           -------------       -------------
                                                              $  22,630,461           $  22,450,242       $     180,219
                                                              =============           =============       =============

Purchases
EUR                             338,829      11/22/05         $     409,625           $     406,619       $      (3,006)
GBP                           1,577,432      11/02/05             2,826,759               2,789,323             (37,436)
SEK                           5,253,248      12/14/05               676,965                 663,102             (13,863)
                                                              -------------           -------------       -------------
                                                              $   3,913,349           $   3,859,044       $     (54,305)
                                                              =============           =============       =============

At October 31, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $7,217 with Merrill Lynch International.

At October 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.


BEFORE INVESTING, CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION, CONTACT YOUR INVESTMENT PROFESSIONAL OR VIEW ONLINE AT MFS. COM. READ IT CAREFULLY.

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 10/31/05

MFS(R) MUNICIPAL
HIGH INCOME FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Municipal High Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/2005

ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.1%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., "A", RITES, FSA, 8.002%, 2022+(++)           $   6,250,000         $    7,413,625
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev., RITES, AMBAC, 8.99%, 2017+(++)                           2,500,000              2,958,876
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Aviation Rev., "A", CIFG, 5%, 2038                                        2,195,000              2,200,005
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,572,506
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese Project), 6.7%, 2030               $   5,380,000         $    5,752,942
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375%, 2009++++                                                         $     855,000         $      959,977
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, OH, 6.25%, 2010++++                                                             1,000,000              1,135,770
---------------------------------------------------------------------------------------------------------------------------------
Huntsville, AL, Capital Improvement Water, "C", MBIA, 5%, 2024                                     845,000                877,085
---------------------------------------------------------------------------------------------------------------------------------
Kane Kendall Countys, IL, Capital Appreciation, "E", FGIC, 0%, 2023                              5,945,000              2,353,863
---------------------------------------------------------------------------------------------------------------------------------
Kane Kendall Countys, IL, Capital Appreciation, "E", FGIC, 0%, 2025                              6,000,000              2,107,140
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Capital Improvement Rev., 5.7%, 2018                                              810,000                832,348
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, RITES, FGIC, 7.082%, 2015+(++)                                                  5,310,000              6,424,888
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts State Consolidated Loan, "C", 5%, 2025                                             6,110,000              6,355,011
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, 6.125%, 2006++++                                                              5,000,000              5,113,050
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, "F", FGIC, 5.875%, 2006++++                                                   3,390,000              3,510,786
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, "F", FGIC, 5.875%, 2024                                                       3,610,000              3,733,715
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, "H", FGIC, 6.125%, 2007++++                                                   1,210,000              1,281,814
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, "H", FGIC, 6.125%, 2025                                                       6,790,000              7,171,530
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, "M", 5%, 2035                                                                11,200,000             11,367,552
---------------------------------------------------------------------------------------------------------------------------------
State of Florida, Department of Transportation, RITES, 6.571%, 2017+(++)                         2,300,000              2,547,848
---------------------------------------------------------------------------------------------------------------------------------
State of Massachusetts, ROLS, 7.929%, 2011+(++),++++                                             2,000,000              2,343,440
---------------------------------------------------------------------------------------------------------------------------------
Washington State Motor Vehicle Fuel Tax, "B", FSA, 5%, 2024                                      9,850,000             10,263,208
---------------------------------------------------------------------------------------------------------------------------------
West Warwick, RI, 7.45%, 2013                                                                      455,000                469,009
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   68,848,034
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Bergen County, NJ, Improvement Authority School District Rev. (Township of Wyckoff
Board of Education), 5%, 2032                                                                $     540,000         $      559,667
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "B", 5.75%, 2019                                                                 1,000,000              1,079,290
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Hospital Parkview Medical Center,
Inc.), 5%, 2025                                                                                  1,000,000              1,012,330
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia, "A", 6%, 2007++++                                                          5,000,000              5,317,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,968,787
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Aledo, TX, Independent School District, School Building, "A", PSF, 5.125%, 2033              $   2,815,000         $    2,912,540
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, RITES, FGIC, 7.048%, 2020+(++)                                  7,910,000              9,564,297
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2010++++                                                1,700,000              1,899,104
---------------------------------------------------------------------------------------------------------------------------------
Fort Bend, TX, Independent School District, "A", PSF, 5.25%, 2027                                2,825,000              2,985,517
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Independent School District, RITES, PSF, 7.059%, 2017+++                            5,000,000              5,595,200
---------------------------------------------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, FSA, 6.5%, 2011++++                                             1,355,000              1,543,291
---------------------------------------------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, FSA, 6.375%, 2011++++                                           1,255,000              1,422,053
---------------------------------------------------------------------------------------------------------------------------------
Lake County, IL, FGIC, 6%, 2008++++                                                              2,500,000              2,698,975
---------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
Building, FGIC, 0%, 2026                                                                         3,780,000              1,266,035
---------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
Building, FGIC, 0%, 2031                                                                         3,820,000                946,672
---------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2029                                          7,310,000              1,998,773
---------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2030                                          6,480,000              1,667,434
---------------------------------------------------------------------------------------------------------------------------------
McHenry & Lake County, IL, FSA, 6.125%, 2010++++                                                 1,700,000              1,881,560
---------------------------------------------------------------------------------------------------------------------------------
San Jose Evergreen Cailfornia Community Capital Appreciation, "A", MBIA, 0%, 2028                3,260,000                984,879
---------------------------------------------------------------------------------------------------------------------------------
Snyder, TX, Independent School District, School Building, AMBAC, 5.25%, 2030                     2,150,000              2,256,124
---------------------------------------------------------------------------------------------------------------------------------
State of Florida, Board of Education, RITES, FGIC, 7.094%, 2012+(++)                             1,500,000              1,763,730
---------------------------------------------------------------------------------------------------------------------------------
State of Florida, Board of Education, RITES, FGIC, 7.094%, 2013+(++)                             5,000,000              5,919,100
---------------------------------------------------------------------------------------------------------------------------------
White Settlement, TX, Independent School District, School Building, PSF, 0%, 2033                8,965,000              1,990,858
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   49,296,142
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 21.6%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health
Systems), "B", 6.75%, 2025                                                                   $   1,200,000         $    1,265,352
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
Health), 9.25%, 2030                                                                             6,100,000              7,215,141
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
Health), "B", 9.25%, 2022                                                                        3,360,000              3,989,362
---------------------------------------------------------------------------------------------------------------------------------
Athens County, OH, Hospital Facilities Rev. (O'Bleness Memorial Hospital), "A",
7.125%, 2033                                                                                     2,500,000              2,588,675
---------------------------------------------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority Rev. (Thomas Hospital),
6.75%, 2006++++                                                                                    500,000                517,455
---------------------------------------------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority Rev. (Thomas Hospital),
5.75%, 2008++++                                                                                  1,600,000              1,720,048
---------------------------------------------------------------------------------------------------------------------------------
Brookhaven, NY, Industrial Development Agency Rev. (Memorial Hospital Medical
Center Inc.), "A", 8.25%, 2030                                                                   2,500,000              2,682,600
---------------------------------------------------------------------------------------------------------------------------------
California Valley Health Systems, COP, 6.875%, 2023                                              2,185,000              2,196,755
---------------------------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev
(Women's Christian Assn.), "A", 6.35%, 2017                                                      1,270,000              1,285,164
---------------------------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev
(Women's Christian Assn.), "A", 6.4%, 2029                                                       3,430,000              3,411,718
---------------------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira),
"A", 6%, 2013                                                                                    1,995,000              2,003,120
---------------------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira),
"B", 6.35%, 2013                                                                                 1,460,000              1,490,251
---------------------------------------------------------------------------------------------------------------------------------
Chester County, PA, Health & Educational Facilities Rev. (Chester County Hospital),
"A", 6.75%, 2031                                                                                 2,500,000              2,630,825
---------------------------------------------------------------------------------------------------------------------------------
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital),
6.25%, 2023                                                                                        960,000              1,023,888
---------------------------------------------------------------------------------------------------------------------------------
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.),
5%, 2026                                                                                           110,000                110,394
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 6%, 2016                    2,305,000              2,356,263
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 6.5%, 2020                    770,000                846,461
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems),
6.625%, 2011++++                                                                                 2,200,000              2,573,120
---------------------------------------------------------------------------------------------------------------------------------
Comal County, TX, Health Facilities Development Rev. (McKenna Memorial Hospital),
"A", 6.125%, 2022                                                                                2,000,000              2,118,960
---------------------------------------------------------------------------------------------------------------------------------
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2025                       1,165,000              1,166,759
---------------------------------------------------------------------------------------------------------------------------------
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030                         5,020,000              5,577,672
---------------------------------------------------------------------------------------------------------------------------------
Delaware State Health Facilities Authority Rev. (Beebe Medical Center Project), "A",
5%, 2030                                                                                         1,000,000                986,040
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2018                                       3,700,000              3,772,298
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2028                                         950,000                951,501
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                                        750,000                796,118
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Health & Hospital Authority Rev. (Medstar University Hospital),
"D", 6.875%, 2007++++                                                                            3,875,000              4,058,288
---------------------------------------------------------------------------------------------------------------------------------
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025                750,000                735,675
---------------------------------------------------------------------------------------------------------------------------------
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031                865,000                854,283
---------------------------------------------------------------------------------------------------------------------------------
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group),
7.125%, 2024                                                                                     2,250,000              2,502,180
---------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt Hospital),
6%, 2031                                                                                         3,000,000              3,233,610
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sinai Health), FHA, 5.15%, 2037                       2,500,000              2,565,875
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Community Hospital), "A",
AMBAC, 5%, 2035                                                                                  5,220,000              5,346,846
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medical
Research Foundation, Inc.), 6.375%, 2031                                                         8,950,000              9,438,849
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medicial
Research Foundation, Inc.), 6.375%, 2021                                                         3,300,000              3,484,536
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Riverview Hospital),
6.125%, 2031                                                                                     3,750,000              3,910,200
---------------------------------------------------------------------------------------------------------------------------------
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health
Systems), 5.5%, 2029                                                                             1,290,000              1,330,390
---------------------------------------------------------------------------------------------------------------------------------
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health
Systems), 5.75%, 2035                                                                            1,395,000              1,476,859
---------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health Systems Rev. (Norton
Healthcare, Inc.), 6.5%, 2020                                                                    5,000,000              5,457,700
---------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health Systems Rev. (Norton
Healthcare, Inc.), 6.625%, 2028                                                                  2,000,000              2,181,080
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Housing Facilities Board, Hospital Facilities Rev
(Baptist Health Systems), 6.5%, 2031                                                             5,350,000              5,670,572
---------------------------------------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health System of East Texas),
5.7%, 2008++++                                                                                   3,305,000              3,536,218
---------------------------------------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health System of East Texas),
6.875%, 2006++++                                                                                 1,305,000              1,344,737
---------------------------------------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General
Hospital), 5.75%, 2025                                                                           2,000,000              1,994,940
---------------------------------------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General
Hospital), 5.875%, 2034                                                                          4,345,000              4,236,418
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland
Medical System), 6.75%, 2010++++                                                                 1,000,000              1,147,570
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), 6.5%, 2012       1,500,000              1,633,980
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), 5.7%, 2015       3,500,000              3,594,290
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital),
5.25%, 2018                                                                                      4,600,000              4,598,114
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Milford Whitinsville
Hospital), 6.35%, 2032                                                                           1,450,000              1,533,825
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (North Adams Regional
Hospital), "C", 6.625%, 2018                                                                     1,405,000              1,444,874
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Northern Berkshire
Health), "B", 6.375%, 2034                                                                         760,000                782,230
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial
Medical Center), 6%, 2023                                                                       12,530,000             12,604,178
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
Massachusetts Memorial Hospital), 6.5%, 2021                                                       500,000                533,245
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
Massachusetts), "D", 5%, 2033                                                                    4,000,000              3,888,760
---------------------------------------------------------------------------------------------------------------------------------
Mecosta County, MI, General Hospital Rev., 6%, 2018                                              1,200,000              1,195,920
---------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center), 6.75%, 2029                2,490,000              2,728,990
---------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center), "A", 6.7%, 2019            3,505,000              3,806,325
---------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.875%, 2021              1,000,000              1,058,160
---------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt Hospital),
6%, 2031                                                                                         3,000,000              3,233,610
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sinai Health), FHA, 5.15%, 2037                       2,500,000              2,565,875
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Community Hospital), "A",
AMBAC, 5%, 2035                                                                                  5,220,000              5,346,846
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medical
Research Foundation, Inc.), 6.375%, 2031                                                         8,950,000              9,438,849
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medicial
Research Foundation, Inc.), 6.375%, 2021                                                         3,300,000              3,484,536
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Riverview Hospital),
6.125%, 2031                                                                                     3,750,000              3,910,200
---------------------------------------------------------------------------------------------------------------------------------
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health
Systems), 5.5%, 2029                                                                             1,290,000              1,330,390
---------------------------------------------------------------------------------------------------------------------------------
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health
Systems), 5.75%, 2035                                                                            1,395,000              1,476,859
---------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health Systems Rev. (Norton
Healthcare, Inc.), 6.5%, 2020                                                                    5,000,000              5,457,700
---------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health Systems Rev. (Norton
Healthcare, Inc.), 6.625%, 2028                                                                  2,000,000              2,181,080
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Housing Facilities Board, Hospital Facilities Rev
(Baptist Health Systems), 6.5%, 2031                                                             5,350,000              5,670,572
---------------------------------------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health System of East Texas),
5.7%, 2008++++                                                                                   3,305,000              3,536,218
---------------------------------------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health System of East Texas),
6.875%, 2006++++                                                                                 1,305,000              1,344,737
---------------------------------------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General
Hospital), 5.75%, 2025                                                                           2,000,000              1,994,940
---------------------------------------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General
Hospital), 5.875%, 2034                                                                          4,345,000              4,236,418
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland
Medical System), 6.75%, 2010++++                                                                 1,000,000              1,147,570
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi),
6.5%, 2012                                                                                       1,500,000              1,633,980
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi),
5.7%, 2015                                                                                       3,500,000              3,594,290
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital),
5.25%, 2018                                                                                      4,600,000              4,598,114
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Milford Whitinsville
Hospital), 6.35%, 2032                                                                           1,450,000              1,533,825
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (North Adams Regional
Hospital), "C", 6.625%, 2018                                                                     1,405,000              1,444,874
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Northern Berkshire
Health), "B", 6.375%, 2034                                                                         760,000                782,230
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial
Medical Center), 6%, 2023                                                                       12,530,000             12,604,178
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
Massachusetts Memorial Hospital), 6.5%, 2021                                                       500,000                533,245
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
Massachusetts), "D", 5%, 2033                                                                    4,000,000              3,888,760
---------------------------------------------------------------------------------------------------------------------------------
Mecosta County, MI, General Hospital Rev., 6%, 2018                                              1,200,000              1,195,920
---------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center), 6.75%, 2029                2,490,000              2,728,990
---------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center), "A", 6.7%, 2019            3,505,000              3,806,325
---------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center),
5.875%, 2021                                                                                     1,000,000              1,058,160
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp., Health Facilities Rev. (Rush Medical Foundation,
Inc.), 5.375%, 2015                                                                                700,000                702,632
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp., Health Facilities Rev. (Rush Medical Foundation,
Inc.), 5.625%, 2023                                                                                250,000                246,460
---------------------------------------------------------------------------------------------------------------------------------
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland
Hospital of Rochester), 5%, 2025                                                                   185,000                185,979
---------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health), "A-
2", MBIA, 0% to 2007, 5% to 2022                                                                 5,100,000              4,674,609
---------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
"C", 5.25%, 2029                                                                                 2,240,000              2,255,971
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Covenant Health),
6.5%, 2017                                                                                       4,215,000              4,734,625
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Catholic
Medical Center), 6.125%, 2032                                                                    1,500,000              1,554,375
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Littleton
Regional Hospital), 5.9%, 2018                                                                   1,750,000              1,789,935
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Littleton
Regional Hospital), "B", 5%, 2008                                                                  550,000                547,580
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev. (Children's Specialized
Hospital), "A", 5.5%, 2030                                                                         755,000                777,733
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical
Center), 6.625%, 2031                                                                            1,115,000              1,201,334
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter's University
Hospital), 6.875%, 2030                                                                          4,000,000              4,381,040
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic Facilities Rev. (Staten
Island University Hospital), "A", 6.375%, 2031                                                     500,000                506,135
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic Facilities Rev. (Staten
Island University Hospital), "B", 6.375%, 2031                                                   1,475,000              1,493,098
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic Facilities Rev. (Staten
Island University Hospital), "C", 6.45%, 2032                                                      935,000                949,614
---------------------------------------------------------------------------------------------------------------------------------
New York State Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU
Health), 5.5%, 2026                                                                              1,895,000              1,919,048
---------------------------------------------------------------------------------------------------------------------------------
New York State Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU
Health), C", 5.5%, 2026                                                                          2,000,000              2,025,480
---------------------------------------------------------------------------------------------------------------------------------
New York State Dormitory Authority Rev., Non State Supported Debt (St. Lukes
Roosevelt Hospital ), FHA, 4.8%, 2025                                                            4,075,000              4,075,000
---------------------------------------------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical
Center), 5.75%, 2013                                                                             5,000,000              4,764,000
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche County Hospital),
6%, 2014                                                                                         2,400,000              2,650,848
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche County Hospital),
6.6%, 2031                                                                                       4,080,000              4,448,914
---------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA,
8.7%, 2023                                                                                         490,000                565,612
---------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital Financing (Lifespan
Obligated Group), 6.5%, 2032                                                                     9,000,000              9,914,400
---------------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.),
6.375%, 2014                                                                                     1,395,000              1,371,801
---------------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027              1,855,000              1,741,585
---------------------------------------------------------------------------------------------------------------------------------
Russell, KY (Franciscan Sisters of the Poor), 8.1%, 2006++++                                       260,000                272,163
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
Healthcare), 6%, 2012++++                                                                          450,000                510,755
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
Healthcare), 6%, 2012++++                                                                          750,000                851,258
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
Healthcare), 6%, 2012++++                                                                          745,000                845,582
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
Healthcare), 6%, 2012++++                                                                        1,255,000              1,424,438
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
Healthcare), 6.25%, 2012++++                                                                       750,000                862,463
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
Healthcare), 6.25%, 2012++++                                                                     1,250,000              1,437,438
---------------------------------------------------------------------------------------------------------------------------------
Sierra View, CA, Local Health Care District Rev., 5.4%, 2022                                     3,000,000              3,101,250
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev
(Palmetto Health Alliance), 6.25%, 2031                                                          2,725,000              2,935,806
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Medical University, Hospital Facilities Rev., "A", MBIA, 5%, 2031                 1,995,000              2,037,513
---------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.375%, 2015                 885,000                923,471
---------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.5%, 2020                 1,805,000              1,877,796
---------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.625%, 2029               1,330,000              1,364,474
---------------------------------------------------------------------------------------------------------------------------------
Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center),
5.25%, 2018                                                                                      3,500,000              3,458,105
---------------------------------------------------------------------------------------------------------------------------------
Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center),
5.375%, 2024                                                                                     4,000,000              3,886,960
---------------------------------------------------------------------------------------------------------------------------------
St. Paul, MN, Housing & Redevelopment Hospital (Healtheast Project), 6%, 2035                    2,000,000              2,120,420
---------------------------------------------------------------------------------------------------------------------------------
State of Arkansas, Development Finance Authority Rev. (Washington Regional
Medical Center), 7.25%, 2010++++                                                                 2,500,000              2,866,600
---------------------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare),
6.25%, 2020                                                                                      4,500,000              4,776,210
---------------------------------------------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp., Metro Health Facilities
Development Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021                                 4,300,000              4,371,853
---------------------------------------------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp., Metro Health Facilities
Development Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031                                2,000,000              2,026,420
---------------------------------------------------------------------------------------------------------------------------------
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021                3,150,000              3,396,204
---------------------------------------------------------------------------------------------------------------------------------
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital),
6.625%, 2031                                                                                     1,900,000              2,064,730
---------------------------------------------------------------------------------------------------------------------------------
Valley, AL, Financing Authority Rev. (Lanier Memorial Hospital), 5.45%, 2011                     1,175,000              1,180,852
---------------------------------------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center),
6.25%, 2022                                                                                      2,000,000              2,082,820
---------------------------------------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center),
6.375%, 2031                                                                                     2,595,000              2,725,451
---------------------------------------------------------------------------------------------------------------------------------
Washington County, AR, Hospital Rev., Regional Medical Center "A", 5%, 2035                        750,000                729,720
---------------------------------------------------------------------------------------------------------------------------------
Washington County, AR, Hospital Rev., Regional Medical Center "B", 5%, 2025                      3,000,000              2,996,100
---------------------------------------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical
Center), 6.375%, 2031                                                                            3,885,000              3,893,469
---------------------------------------------------------------------------------------------------------------------------------
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2032                          4,000,000              4,226,680
---------------------------------------------------------------------------------------------------------------------------------
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center),
6.75%, 2024                                                                                        810,000                833,304
---------------------------------------------------------------------------------------------------------------------------------
West Shore Pennsylvania, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026              4,500,000              4,790,295
---------------------------------------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020                    2,500,000              2,774,550
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
5.625%, 2029                                                                                     1,100,000              1,115,543
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
6.875%, 2030                                                                                     2,250,000              2,572,763
---------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
Riverside Hospital), 6.8%, 2016                                                                  1,575,000              1,627,889
---------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
Riverside Hospital), 7.125%, 2031                                                                2,000,000              2,056,040
---------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
Riverside Hospital), "A", 7.125%, 2031                                                           1,495,000              1,536,890
---------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph's
Hospital), 6.15%, 2015                                                                           2,000,000              1,814,640
---------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph's
Hospital), "C", 6.2%, 2020                                                                         250,000                219,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  303,252,280
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 9.8%
---------------------------------------------------------------------------------------------------------------------------------
Abilene, TX, Health Facilities Development Co., Retirement Facilities Rev. (Sears
Methodist Retirement), "A", 7%, 2033                                                         $   1,155,000         $    1,239,673
---------------------------------------------------------------------------------------------------------------------------------
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2033+                    2,250,000              2,477,633
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
7.75%, 2006                                                                                        175,000                172,774
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
8.125%, 2016                                                                                     1,415,000              1,314,139
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
8.5%, 2026                                                                                       3,145,000              2,854,811
---------------------------------------------------------------------------------------------------------------------------------
Bridgeport, CT, Senior Living Facility Rev. (3030 Park Retirement Community),
7.25%, 2035                                                                                      2,980,000              2,957,918
---------------------------------------------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises,
Inc.), 10%, 2012                                                                                   600,000                684,216
---------------------------------------------------------------------------------------------------------------------------------
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home),
8.5%, 2032                                                                                       1,185,000              1,228,110
---------------------------------------------------------------------------------------------------------------------------------
Clarion, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.),
7.5%, 2012                                                                                       1,950,000              1,984,476
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.),
"B", 6.125%, 2033                                                                                1,500,000              1,606,305
---------------------------------------------------------------------------------------------------------------------------------
Contra Costa County, CA, Residential Rental Facilities Rev. (Cypress Meadows),
7%, 2028**+                                                                                        354,958                106,487
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Retirement Community Rev. (Wesley Affiliated Services),
7.25%, 2035                                                                                      2,725,000              2,907,384
---------------------------------------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority (1st Mortgage Presbyterian),
0%, 2008++++                                                                                    29,975,000             26,591,422
---------------------------------------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority (2nd Mortgage Presbyterian),
0%, 2008++++                                                                                     4,500,000              3,992,040
---------------------------------------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority (Presbyterian Hospital),
0%, 2008++++                                                                                    48,475,000             12,347,552
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities (Canterbury Court), "A", 6.125%, 2034             1,020,000              1,027,038
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev., (Friendship Village Schaumburg), "A", 5.625%, 2037              2,000,000              1,995,520
---------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project),
5.75%, 2018                                                                                      2,520,000              2,486,711
---------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project),
9.25%, 2025                                                                                      5,600,000              6,682,984
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, KY, Health Care Authority Rev. (Beverly Enterprises, Inc.),
5.875%, 2007                                                                                        75,000                 75,284
---------------------------------------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 6.875%, 2032                   1,250,000              1,344,963
---------------------------------------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), "B", 6.25%, 2026               1,500,000              1,528,905
---------------------------------------------------------------------------------------------------------------------------------
Loves Park, IL (Hoosier Care), 7.125%, 2034                                                      1,915,000              1,746,710
---------------------------------------------------------------------------------------------------------------------------------
Luzerne County, PA, Industrial Development Authority Rev. (Beverly Enterprise, Inc.),
6.75%, 2008                                                                                        710,000                710,128
---------------------------------------------------------------------------------------------------------------------------------
Maine Health & Higher Educational Facilities Rev. (Piper Shores), 7.5%, 2009++++                 1,500,000              1,648,245
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (GF/Revere, Inc.), 6.6%, 2025                       7,005,000              7,054,175
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Glenmeadow Retirement
Community), 8.375%, 2006++++                                                                     2,300,000              2,379,649
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Glenmeadow Retirement
Community), 8.625%, 2006++++                                                                     3,520,000              3,644,362
---------------------------------------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), "A", 7.375%, 2027              7,150,000              7,481,474
---------------------------------------------------------------------------------------------------------------------------------
Monongalia County, WV, Health Facilities Rev. (Beverly Enterprises, Inc.),
5.875%, 2007                                                                                       270,000                271,021
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Higher Education & Health Authority Rev
(AHF/Montgomery), 10.5%, 2020                                                                    2,180,000              2,195,827
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh
Continuing Care), 6.125%, 2028                                                                     750,000                772,065
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh
Continuing Care), 6.25%, 2035                                                                    2,050,000              2,117,363
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority Rev. (Tall Pines), 11.25%, 2016**                 1,265,000                 22,264
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Courthouse Convalescent
Center), "A", 8.7%, 2014                                                                         1,350,000              1,351,782
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Lions Gate), "A", 5.875%, 2037                     920,000                929,439
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027               4,000,000              4,144,560
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement
Community), "A", 6%, 2025                                                                          375,000                376,388
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement
Community), "A", 6.125%, 2035                                                                      260,000                259,774
---------------------------------------------------------------------------------------------------------------------------------
Reedley, CA, COP (Mennonite Home), 7.5%, 2006++++                                                4,835,000              5,119,395
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Rev. (Germantown Village), 7.25%, 2034                     2,470,000              2,581,792
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Nursing Home Rev. (Beverly Enterprises, Inc.), 7.4%, 2006++++                   800,000                844,736
---------------------------------------------------------------------------------------------------------------------------------
State of Hawaii, Department of Budget & Finance, Special Purpose Rev. (Kahala Nui
Senior Living Community), 8%, 2033                                                               1,500,000              1,733,100
---------------------------------------------------------------------------------------------------------------------------------
Sterling, IL (Hoosier Care), 7.125%, 2034                                                        1,340,000              1,222,241
---------------------------------------------------------------------------------------------------------------------------------
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev
(Querencia Barton Creek), 5.5%, 2025                                                               680,000                658,213
---------------------------------------------------------------------------------------------------------------------------------
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev
(Querencia Barton Creek), 5.65%, 2035                                                              940,000                909,459
---------------------------------------------------------------------------------------------------------------------------------
Waterford Township, MI, Economic Development Corp. Rev. (Canterbury Health),
6%, 2039+                                                                                        3,055,000              2,531,923
---------------------------------------------------------------------------------------------------------------------------------
Wilkinsburg, PA, Municipal Authority Health Rev. (Monroeville Christian/Judea),
8.25%, 2027                                                                                      7,000,000              7,177,520
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  137,489,950
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority (Prides Industries),
7.125%, 2009++++    +                                                                        $   1,565,000         $    1,753,019
---------------------------------------------------------------------------------------------------------------------------------
Cheneyville, LA, Westside Habilitation Center Rev., 8.375%, 2013                                 4,190,000              4,241,537
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Kidspeace Obligation Group),
6%, 2018                                                                                         3,550,000              3,395,966
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy),
8%, 2024                                                                                         2,850,000              2,868,924
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Child & Family
Services), 6.125%, 2019                                                                          1,210,000              1,234,454
---------------------------------------------------------------------------------------------------------------------------------
New York City Industrial Development Agency Rev. (Special Needs Facilities Pooled
Program), 6.1%, 2012                                                                             1,955,000              1,999,300
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare
Facilities), 8.875%, 2021                                                                        1,925,000              2,085,006
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare
Facilities), 9%, 2031                                                                            2,185,000              2,342,254
---------------------------------------------------------------------------------------------------------------------------------
Osceola County, FL, Industrial Development Authority Rev. (Community Provider),
7.75%, 2017                                                                                        946,000                947,996
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority Rev., 6.125%, 2019+                           1,250,000                929,038
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   21,797,494
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Airport Authority, Inc., TX, Special Facilities Rev. (AMR Corp.), 7.5%, 2029        $   4,025,000         $    3,020,561
---------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American
---------------------------------------------------------------------------------------------------------------------------------
Airlines, Inc.), 7.25%, 2030                                                                     4,465,000              3,239,045
---------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American
---------------------------------------------------------------------------------------------------------------------------------
Airlines, Inc.), 6.375%, 2035                                                                    8,050,000              5,244,173
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.), "E",
6.75%, 2029                                                                                      2,000,000              1,714,160
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), 7%, 2012                               1,700,000              1,699,898
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), 7.5%, 2024                             2,800,000              2,759,232
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special Facilities Rev. (Continental
Airlines, Inc.), 6.25%, 2019                                                                     3,205,000              2,717,487
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special Facilities Rev. (Continental
Airlines, Inc.), 6.25%, 2029                                                                     2,220,000              1,785,324
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.),
7.25%, 2008                                                                                        475,000                468,868
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.),
8%, 2012                                                                                           950,000                912,494
---------------------------------------------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.) "B", 5.65%, 2035                 120,000                112,926
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   23,674,168
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Power County, ID, Pollution Control Rev. (FMC Corp.), 5.625%, 2014                           $   1,000,000         $    1,011,640
---------------------------------------------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.), "A", 7%, 2024                      3,835,000              3,860,963
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,872,603
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning
Ferris, Inc.), "A", 5.8%, 2016                                                               $   5,000,000         $    4,907,150
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste
Management, Inc.), "B", 5%, 2027                                                                 1,080,000              1,053,464
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.),
5.7%, 2018                                                                                         540,000                573,232
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.),
5.3%, 2011                                                                                       3,000,000              3,001,470
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.),
5.45%, 2014                                                                                      2,000,000              1,942,240
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Solid Waste Disposal Waste Management Inc., Project, "A",
5.05%, 2029                                                                                      2,000,000              1,950,460
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource Recovery Rev. (Waste
Management, Inc.), 6.9%, 2029                                                                    1,700,000              1,874,777
---------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business Rev. (Republic Services, Inc.), 5.625%, 2026                       2,000,000              2,117,500
---------------------------------------------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New
Morgan Landfill Co, Inc./Browning Ferris, Inc.), 6.5%, 2019                                      2,500,000              2,511,875
---------------------------------------------------------------------------------------------------------------------------------
Ohio Solid Waste Rev., Ohio Water Development Authority Rev. (Waste Management,
Inc.), 4.85%, 2022                                                                               3,000,000              3,055,320
---------------------------------------------------------------------------------------------------------------------------------
Schuylkill County, PA, Industrial Development Authority Rev. (Waste Managment,
Inc.), 5.1%, 2019                                                                                1,000,000              1,031,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   24,018,988
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - METALS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024**         $  10,455,000         $          105
---------------------------------------------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Authority Rev. (Bethlehem Steel),
7.5%, 2015**                                                                                     3,890,000                     39
---------------------------------------------------------------------------------------------------------------------------------
Indiana Development Finance Authority Rev. (Inland Steel), 7.25%, 2011                           5,000,000              5,177,050
---------------------------------------------------------------------------------------------------------------------------------
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030             2,850,000              3,057,965
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,235,159
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Delaware Economic Development Authority, Economic Development Rev. (General
Motors Corp.), 5.6%, 2009                                                                    $   1,355,000         $    1,331,071
---------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032                           1,500,000              1,623,720
---------------------------------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017                                   6,500,000              6,748,365
---------------------------------------------------------------------------------------------------------------------------------
Janesville, WI, Industrial Development Rev. (Simmons Manufacturing Co.), 7%, 2017                3,900,000              3,910,842
---------------------------------------------------------------------------------------------------------------------------------
Madison County, FL, Rev. (Twin Oaks Project), "A", 6%, 2025+                                     1,685,000              1,633,827
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic Development Rev. (Holt
Hauling & Warehousing), 8.4%, 2015***+                                                           4,000,000              3,200,000
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic Development Rev. (Holt
---------------------------------------------------------------------------------------------------------------------------------
Hauling & Warehousing), 8.6%, 2017***+                                                           8,000,000              6,400,000
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, City Industrial Development Agency Rev., Liberty
IAC/Interactivecorp, 5%, 2035                                                                    1,880,000              1,888,234
---------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial Receipts, CR-1,
7.875%, 2032##                                                                                   4,230,000              4,707,313
---------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial Receipts, CR-2,
7.875%, 2032##                                                                                   1,860,000              2,069,882
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP),
7.75%, 2017                                                                                      2,000,000              2,019,880
---------------------------------------------------------------------------------------------------------------------------------
Port Corpus Christ, TX, Industrial Development Authority Rev. (Citgo Petroleum
Corp.), 8.25%, 2031                                                                              2,300,000              2,438,115
---------------------------------------------------------------------------------------------------------------------------------
Spirit Lake, IA, Industrial Development Rev. (Crystal Tips, Inc.), 9.75%, 2008++++               8,924,276             10,168,766
---------------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.),
5.7%, 2026                                                                                       3,895,000              4,039,855
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   52,179,870
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas State Development Finance Authority, Industrial Facilities Rev. (Potlatch
Corp.), "A", 7.75%, 2025                                                                     $   1,200,000         $    1,356,180
---------------------------------------------------------------------------------------------------------------------------------
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027                                          3,250,000              3,489,005
---------------------------------------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific
Corp.), 5.75%, 2028                                                                              1,510,000              1,515,436
---------------------------------------------------------------------------------------------------------------------------------
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.),
6.35%, 2025                                                                                      1,650,000              1,750,898
---------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev
(Mead Westvaco Escanaba), "A", 6.25%, 2012++++                                                   3,100,000              3,540,293
---------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev
(Mead Westvaco Escanaba), "B", 6.45%, 2012++++                                                   1,100,000              1,258,576
---------------------------------------------------------------------------------------------------------------------------------
Florence County, SC, Industrial Development Rev. (Stone Container Corp.),
7.375%, 2007                                                                                       860,000                862,236
---------------------------------------------------------------------------------------------------------------------------------
Green Bay, WI, Redevelopment Authority, Industrial Rev. (Fort James), 5.6%, 2019                 1,000,000                999,370
---------------------------------------------------------------------------------------------------------------------------------
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024                                   3,000,000              3,538,740
---------------------------------------------------------------------------------------------------------------------------------
Maine Finance Authority, Solid Waste Recycling Facility Rev. (Bowater, Inc.),
7.75%, 2022                                                                                      8,500,000              8,627,500
---------------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal
Rev. (Solvay Paperboard LLC), 6.8%, 2014                                                         3,800,000              3,997,106
---------------------------------------------------------------------------------------------------------------------------------
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.),
6.2%, 2025                                                                                       2,250,000              2,431,418
---------------------------------------------------------------------------------------------------------------------------------
Wabash, IN, Solid Waste Disposal Rev. (Jefferson Smurfit Corp.), 7.5%, 2026                      2,000,000              2,054,840
---------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev
(Chesapeake Corp.), 6.25%, 2019                                                                  6,660,000              6,720,273
---------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev
(Chesapeake Corp.), "A", 6.375%, 2019                                                              800,000                807,312
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   42,949,183
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - RETAIL - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Chester County, SC, Industrial Development Rev. (Springs Industries, Inc.),
7.35%, 2014                                                                                  $   1,500,000         $    1,504,395
---------------------------------------------------------------------------------------------------------------------------------
Chester County, SC, Industrial Development Rev. (Springs Industries, Inc.),
7.8%, 2014                                                                                       1,025,000              1,027,337
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,531,732
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., East Valley Tourist
(Cabazon Casino)"A", 9.25%, 2020##                                                           $   3,845,000         $    4,187,551
---------------------------------------------------------------------------------------------------------------------------------
Harris County-Houston, TX, Sports Authority Rev., MBIA, 0%, 2032                                 6,310,000              1,416,595
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities),
6.25%, 2017                                                                                      3,400,000              3,479,594
---------------------------------------------------------------------------------------------------------------------------------
Sandoval County, NM (Santa Ana Pueblo), 7.75%, 2015##                                            1,880,000              1,928,128
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,011,868
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.6%, 2021                $   1,300,000         $    1,383,759
---------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.7%, 2028                    2,000,000              2,122,960
---------------------------------------------------------------------------------------------------------------------------------
Central Falls, RI, Detention Facility Rev., 7.25%, 2035                                            750,000                771,908
---------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount) "B", 5.125%, 2025                   560,000                544,835
---------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Myers University), "E",
5.6%, 2025                                                                                         395,000                394,992
---------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013+                                    2,775,000              2,752,745
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Kapowski Project), "B",
6.8%, 2018                                                                                       4,000,000              4,411,440
---------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, Convention Center, Hotel Financial Corp., Contract Rev
(Empowerment Zone), "A", AMBAC, 5%, 2034                                                         2,050,000              2,068,676
---------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev.,
5.9%, 2014                                                                                       2,155,000              2,180,838
---------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building (Seville), "A", 5.1%, 2025                              620,000                608,710
---------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building (Twingsburg Township), "D",
5.125%, 2025                                                                                       495,000                481,595
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,722,458
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Buckingham
Village), 5.5%, 2029                                                                         $   3,360,000         $    3,369,206
---------------------------------------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Jefferson Village
Apartments), "B", 9%, 2018                                                                       1,790,000              1,783,574
---------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Mulit-family Rev. (Andrews Place II
Apartments), FSA, 5.1%, 2046                                                                     1,155,000              1,107,195
---------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-family Rev. (Andrews Place II
Apartments), FSA, 5%, 2035                                                                         635,000                608,394
---------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6.625%, 2009                                                    8,000,000              8,603,200
---------------------------------------------------------------------------------------------------------------------------------
Florida Multi-Family Housing Finance Agency Rev. (Center Court Apartments),
8.5%, 2018                                                                                       1,435,000              1,446,911
---------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040##                                               2,000,000              1,988,360
---------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039##                                               4,000,000              4,066,040
---------------------------------------------------------------------------------------------------------------------------------
Maplewood, RI, Housing Development Corp. (Terrace Apartments), 6.9%, 2025                        3,840,000              3,845,030
---------------------------------------------------------------------------------------------------------------------------------
Munimae, Tax Exempt, Bond Subsidiary LLC, 6.875%, 2009                                           6,000,000              6,509,580
---------------------------------------------------------------------------------------------------------------------------------
Munimae, Tax Exempt, Bond Subsidiary LLC, 5.4%, 2049##                                           2,000,000              2,011,120
---------------------------------------------------------------------------------------------------------------------------------
Texas Housing & Community Board (Harbors & Plumtree), 10%, 2026+                                 1,650,000              1,575,123
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   36,913,733
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009++++                                                $     375,000         $      230,509
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009++++                                                      450,000                258,818
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009++++                                                      975,000                524,345
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009++++                                                    1,235,000                622,057
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,635,729
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Desloge, MO, Tax Increment Rev. (U. S. Highway 67/ST Street Redevelopment),
5.2%, 2020                                                                                   $   1,575,000         $    1,567,850
---------------------------------------------------------------------------------------------------------------------------------
Wyandotte County-Kansas City, KS, Sales Tax 2nd Lien Area B, 5%, 2020                            2,585,000              2,629,721
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,197,571
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030                     $     590,000         $      604,060
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7.05%, 2030                                    50,000                 49,911
---------------------------------------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015                                        225,000                 47,862
---------------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Housing Finance Authority Rev., "B", MBIA, 0%, 2011                          3,395,000              1,948,764
---------------------------------------------------------------------------------------------------------------------------------
Escambia County, FL, Single Family Housing Rev., GNMA, 6.95%, 2024                                 360,000                371,930
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, TX, Housing Finance Corp., MBIA, 0%, 2015                                        815,000                280,319
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.625%, 2023                              635,000                659,587
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 7.5%, 2026                                200,000                205,628
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.75%, 2030                             2,030,000              2,129,876
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev., "A", GNMA, 7%, 2031                                105,000                106,540
---------------------------------------------------------------------------------------------------------------------------------
New Castle County, DE, Single Family Mortgage Rev., FGIC, 0%, 2016                                  25,000                  8,383
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev., "B-1", GNMA, 7.05%, 2030                   450,000                463,694
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA,
5.55%, 2037                                                                                      2,995,000              3,156,730
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA,
6.45%, 2029                                                                                        490,000                508,008
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA,
5.65%, 2037                                                                                      2,405,000              2,532,585
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA,
6.875%, 2026                                                                                       590,000                600,726
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-3", GNMA,
6%, 2035                                                                                         1,760,000              1,897,509
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B-2", GNMA,
6.45%, 2033                                                                                      1,500,000              1,572,195
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-4", GNMA,
5.85%, 2037                                                                                      1,630,000              1,743,073
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-4", GNMA,
5.625%, 2036                                                                                     1,095,000              1,167,314
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   20,054,694
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - OTHER - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Texas State Affordable Housing Corp., Single Family Mortgage Rev., "B", GNMA,
5.25%, 2039                                                                                  $   2,280,000         $    2,346,508
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027                                 $      75,000         $       75,506
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                                       31,000                 31,188
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-2", 6.1%, 2023                                       430,000                447,445
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2025                                      127,000                129,840
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2033                                      465,000                478,783
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C", 6.75%, 2021                                        190,000                194,260
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                                       760,000                786,357
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", FHA, 6.6%, 2032                                  750,000                779,790
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-3", 7.15%, 2030                                      110,000                112,202
---------------------------------------------------------------------------------------------------------------------------------
Delaware Single Family Housing Authority Rev., "A-2", 6.75%, 2024                                  655,000                660,135
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., "B-2", GNMA,
7.55%, 2031                                                                                        565,000                589,617
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA, 6.1%, 2034                           3,510,000              3,633,657
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.5%, 2032                         3,215,000              3,347,587
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
(Home Loan Program), "A", GNMA, 6.35%, 2032                                                        555,000                574,003
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
(Home Loan Program), "B", GNMA, 6.7%, 2030                                                         965,000                998,862
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
(Home Loan Program), GNMA, 7.45%, 2031                                                             155,000                159,710
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
(Home Loan Program), GNMA, 6.85%, 2032                                                             480,000                502,090
---------------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
(Home Loan Program), GNMA, 6.75%, 2034                                                             490,000                506,954
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030                                    470,000                476,538
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 6.3%, 2031                                      425,000                437,627
---------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA, 6.35%, 2033                               735,000                772,478
---------------------------------------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., Housing Finance, "A", 5%, 2033                         1,675,000              1,683,978
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency, Single Family, 7.55%, 2028                                        320,000                335,267
---------------------------------------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021                   2,740,000              2,900,153
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   20,614,027
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities
Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019                                                $   3,900,000         $    4,009,200
---------------------------------------------------------------------------------------------------------------------------------
Hudson County, NJ, Solid Waste System Rev., 6%, 2019                                             2,000,000              2,002,820
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill
Associates), 5.5%, 2013                                                                          2,475,000              2,500,369
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill
Associates), 5.6%, 2019                                                                          5,425,000              5,459,286
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,971,675
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
West Virginia, Higher Education Facilities Rev., "B", FGIC, 5%, 2034                         $   3,730,000         $    3,825,078
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2017                                       $   1,805,000         $    1,987,955
---------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2018                                           1,155,000              1,272,071
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission Rev., RITES, FGIC, 9.349%, 2017+(++)                     4,500,000              5,423,670
---------------------------------------------------------------------------------------------------------------------------------
College Park, GA, Industrial Development Authority Rev. (Civic Center), AMBAC,
5.75%, 2020                                                                                      3,000,000              3,291,690
---------------------------------------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 8.353%, 2018(++)                  7,000,000              8,260,280
---------------------------------------------------------------------------------------------------------------------------------
Essex County, NJ, RITES, FGIC, 8.218%, 2020+(++)                                                 6,000,000              7,242,360
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A", FSA,
0% to 2010, 4.55% to 2022                                                                        4,085,000              3,239,691
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A-1",
AMBAC, 0% to 2010, 4.6% to 2023                                                                  1,185,000                931,469
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "B",
AMBAC, 5%, 2013++++                                                                             11,260,000             12,111,369
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
"B", 5.375%, 2010++++                                                                            2,500,000              2,705,400
---------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, 5.8%, 2014                                                                    1,349,344              1,386,978
---------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, 5.625%, 2020                                                                  2,439,275              2,435,397
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, COP, 6.3%, 2020                                                                     5,000,000              5,408,400
---------------------------------------------------------------------------------------------------------------------------------
King George County, VA, Industrial Development Authority Lease Rev., FSA,
5%, 2036                                                                                         3,800,000              3,903,930
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligations, Hinds County Public
Improvements, FSA, 5.25%, 2035                                                                   2,080,000              2,169,731
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., School Facilities Construction,
"O", 5.25%, 2025                                                                             $   1,940,000         $    2,048,194
---------------------------------------------------------------------------------------------------------------------------------
Northumberland County, PA (Country Careers & Arts Center), 6.65%, 2020                           1,125,000              1,152,079
---------------------------------------------------------------------------------------------------------------------------------
Northumberland County, PA (Mountain View Manor), 7%, 2020                                        1,000,000              1,040,720
---------------------------------------------------------------------------------------------------------------------------------
Shawnee County, KS (Community Mental Health Center, Inc.), 5.35%, 2009++++                         250,000                266,370
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   66,277,754
---------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030                      $   2,700,000         $    2,840,157
---------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority, Student Loan Rev., 6.15%, 2029                       1,500,000              1,587,510
---------------------------------------------------------------------------------------------------------------------------------
South Dakota Student Loan Rev., Education Loans, Inc., 5.6%, 2020                                2,700,000              2,769,876
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,197,543
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5.625%, 2017                                                $   2,750,000         $    2,738,670
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024                         1,000,000              1,039,700
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029                        1,795,000              1,882,111
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031                           800,000                822,160
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034                        1,195,000              1,248,739
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., 6%, 2006                                             500,000                511,320
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                  1,500,000              1,536,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,779,300
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.1%, 2014            $     690,000         $      705,215
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.6%, 2023                  450,000                467,168
---------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, Florida Capital Improvement Rev
(Master Infrastructure Projects), "A", 5.35%, 2036                                               1,870,000              1,835,742
---------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, Florida Capital Improvement Rev
(Master Infrastructure Projects), "B", 5.1%, 2014                                                  750,000                742,515
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Eastside Project), "B", 5.6%, 2030                                  2,450,000              2,425,721
---------------------------------------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.25%, 2012                                                   4,180,000              4,312,924
---------------------------------------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.375%, 2015                                                  3,400,000              3,496,866
---------------------------------------------------------------------------------------------------------------------------------
Capital Region Community Development District, FL, Capital Improvement Rev., "A-2",
6.85%, 2031                                                                                        710,000                754,595
---------------------------------------------------------------------------------------------------------------------------------
Capital Region Community Development District, FL, Capital Improvement Rev., "B",
5.95%, 2006                                                                                         95,000                 96,234
---------------------------------------------------------------------------------------------------------------------------------
Concorde Estates Community Development District, FL, Capital Improvement Rev.,
"B", 5%, 2011                                                                                      635,000                633,679
---------------------------------------------------------------------------------------------------------------------------------
Double Branch Community Development District, FL, 5.6%, 2007                                        25,000                 25,074
---------------------------------------------------------------------------------------------------------------------------------
Durbin Crossing Community Development District , "B-1", 4.875%, 2010                             3,750,000              3,740,625
---------------------------------------------------------------------------------------------------------------------------------
Fishhawk Community Development District, FL, 5.125%, 2009                                        2,880,000              2,882,880
---------------------------------------------------------------------------------------------------------------------------------
Greyhawk Landing Community Development, FL, Special Assessment Rev., "B",
6.25%, 2009                                                                                        375,000                380,858
---------------------------------------------------------------------------------------------------------------------------------
Heritage Harbour South Community, Development District, FL, Rev., Capital
Improvement, "B", 5.4%, 2008                                                                     1,160,000              1,157,460
---------------------------------------------------------------------------------------------------------------------------------
Hyland Hills Metropolitan Park & Recreation District of Colorado, 6.75%, 2015                    2,500,000              2,591,150
---------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 5.8%, 2011                                                 2,600,000              2,676,674
---------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., "B", 6%, 2018                                              4,600,000              4,735,148
---------------------------------------------------------------------------------------------------------------------------------
Killarney, FL, Community Development District, "B", 5.125%, 2009                                 1,545,000              1,545,525
---------------------------------------------------------------------------------------------------------------------------------
Lake Elsinore, CA, Public Financing Authority, 7.1%, 2020                                        2,280,000              2,431,027
---------------------------------------------------------------------------------------------------------------------------------
Lakes By The Bay South Community Development District, FL, Special Assessment,
"B", 5.3%, 2009                                                                                  1,685,000              1,687,645
---------------------------------------------------------------------------------------------------------------------------------
Markham, IL, Tax Increment Rev., 9%, 2012                                                        2,110,000              2,114,642
---------------------------------------------------------------------------------------------------------------------------------
Middle Village, FL, Community Development District Rev., "A", 5.8%, 2022                           900,000                922,482
---------------------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District, FL, Special Assessment (Palm Beach
Gardens), "A", 5.9%, 2035                                                                    $     745,000         $      754,782
---------------------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District, FL, Special Assessment (Palm Beach
Gardens), "B", 5.375%, 2014                                                                      1,140,000              1,135,759
---------------------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., 5.4%, 2008                                  95,000                 94,870
---------------------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., "B", 6.5%, 2009                             30,000                 30,391
---------------------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., "B", 5%, 2010                            2,585,000              2,576,495
---------------------------------------------------------------------------------------------------------------------------------
Parkway Center, FL, Community Development District Rev., "B", 5.625%, 2014                       3,705,000              3,818,151
---------------------------------------------------------------------------------------------------------------------------------
Paseo, FL, Community Development District, "B", 4.875%, 2010                                     1,495,000              1,477,897
---------------------------------------------------------------------------------------------------------------------------------
Preserve At Wilderness Lake, FL, 6.2%, 2008                                                        470,000                474,202
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Special Obligations (National Harbor Project),
5.2%, 2034                                                                                         755,000                753,113
---------------------------------------------------------------------------------------------------------------------------------
Renaissance Community Development, FL, "B", 6.25%, 2008                                            715,000                724,352
---------------------------------------------------------------------------------------------------------------------------------
Reunion East Community Development District, FL, Special Assessment, 5.9%, 2007                    445,000                449,819
---------------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Public Financing Authority, Tax Allocation Rev., XLCA,
5%, 2037                                                                                         2,000,000              2,037,360
---------------------------------------------------------------------------------------------------------------------------------
Sterling Hill Community Development District, FL, Capital Improvement Rev.,
5.5%, 2010                                                                                       1,495,000              1,504,882
---------------------------------------------------------------------------------------------------------------------------------
Watergrass Community Development District, FL, Special Assessment Rev., "B",
4.875%, 2010                                                                                     2,865,000              2,854,801
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   61,048,723
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027                                 $  11,355,000         $   11,983,726
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029                       4,445,000              4,662,183
---------------------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                        8,000,000                493,680
---------------------------------------------------------------------------------------------------------------------------------
Childrens Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B", 0%, 2055                       14,000,000                460,180
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                                            3,630,000              3,860,941
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, 7.8%, 2042                   3,000,000              3,647,340
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement "A-1",
6.25%, 2033                                                                                      6,005,000              6,584,843
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement "A-1",
6.75%, 2039                                                                                      2,050,000              2,326,648
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement "A-1",
6.625%, 2040                                                                                       375,000                421,361
---------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B",
5.3%, 2025                                                                                       5,000,000              5,085,150
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, 5.5%, 2030                                               4,915,000              5,085,845
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, "B", 5.875%, 2039                                        4,325,000              4,508,640
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75%, 2032                                             7,655,000              7,941,833
---------------------------------------------------------------------------------------------------------------------------------
Rockland Tobacco Asset Securitization Corp., NY, Tobacco Asset Backed, "C",
0%, 2060                                                                                        33,955,000                563,993
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375%, 2028                                        3,500,000              3,717,455
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, "B", 6%, 2022                                       2,500,000              2,620,500
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, "B", 6.375%, 2030                                   1,895,000              2,128,218
---------------------------------------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                                              1,080,000              1,169,122
---------------------------------------------------------------------------------------------------------------------------------
Westchester, NY Tobacco Asset Securitization Corp., 5.125%, 2038                                   740,000                738,461
---------------------------------------------------------------------------------------------------------------------------------
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045                                1,030,000                993,991
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   68,994,110
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, "B", MBIA,
0%, 2027                                                                                     $  12,305,000         $    3,871,030
---------------------------------------------------------------------------------------------------------------------------------
Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Rev., "A",
7.15%, 2010++++                                                                                  5,000,000              5,833,950
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority, RITES, MBIA, 7.344%, 2020+(++)                                    5,000,000              5,759,800
---------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2011                                           2,700,000              1,864,701
---------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2012                                           2,100,000              1,484,574
---------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2013                                           7,000,000              4,669,140
---------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2014                                           5,100,000              3,195,915
---------------------------------------------------------------------------------------------------------------------------------
San Joaquin Hills, CA, Toll Road Rev. (Transportation Corridor Agency), ETM,
0%, 2011++++                                                                                    13,400,000             10,994,834
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   37,673,944
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Telluride, CO (Gondola Transit Co.), 9%, 2006++++                                            $   1,910,000         $    1,965,791
---------------------------------------------------------------------------------------------------------------------------------
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM,
11.5%, 2012++++                                                                                  6,000,000              8,403,600
---------------------------------------------------------------------------------------------------------------------------------
Texas Department of Transportation, 7%, 2012                                                       134,252                134,306
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,503,697
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L. A. College of Chiropractic),
5.6%, 2017                                                                                   $   2,000,000         $    1,933,080
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (University of La Verne), "A", 5%, 2029         2,205,000              2,192,564
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA, 7.875%, 2025                                       9,150,000             11,180,934
---------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Augustana College), "A", 5.625%, 2022            1,300,000              1,373,346
---------------------------------------------------------------------------------------------------------------------------------
Indiana State Educational Facilities Authority Rev. (Manchester College), 5.75%, 2018            1,000,000              1,027,870
---------------------------------------------------------------------------------------------------------------------------------
Islip, NY, Community Development Agency Rev. (New York Institute of Technology),
7.5%, 2006++++                                                                                   6,000,000              6,206,760
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Franklin Pierce
Law Center), 5.5%, 2018                                                                          1,200,000              1,245,564
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Rev., 6.3%, 2007++++                          495,000                521,928
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Rev., 6.3%, 2016                            1,195,000              1,234,662
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
6.5%, 2009++++                                                                                   2,000,000              2,234,420
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
ETM, 6.2%, 2009++++                                                                                820,000                864,616
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Rev. (UAMS Campus), "B", MBIA, 5%, 2034                         890,000                917,305
---------------------------------------------------------------------------------------------------------------------------------
University of Colorado Enterprise Systems Rev., Refunding & Improvement, FGIC,
5%, 2030                                                                                         1,865,000              1,935,366
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   32,868,415
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority, Educational Advancement Fund (University
Center), 6.625%, 2017                                                                        $   1,500,000         $    1,649,895
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter
High School), 7.5%, 2023                                                                     $   1,910,000         $    1,934,066
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter
High School), 7.5%, 2036                                                                         3,485,000              3,537,170
---------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Economic Development Rev. (Latin School of
Chicago), 5.6%, 2028                                                                               850,000                879,368
---------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Economic Development Rev. (Latin School of
Chicago), 5.65%, 2028                                                                            1,730,000              1,748,200
---------------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Financing Authority, Economic Development
Authority Rev., (Our Lady of Good Council) "A", 6%, 2035                                           450,000                454,491
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Williston Northampton School),
6.5%, 2008++++                                                                                   1,400,000              1,547,546
---------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (Detroit Academy of Arts & Sciences),
8%, 2031                                                                                         2,700,000              2,890,323
---------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy),
7.625%, 2021                                                                                 $     550,000         $      586,262
---------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy),
7.75%, 2031                                                                                      2,450,000              2,610,573
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter
Schools), "C", 6.4%, 2013                                                                        1,065,000              1,108,846
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter
Schools), "C", 6.75%, 2031                                                                       3,000,000              3,129,540
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   20,426,385
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority, 5.7%, 2012                                 $   1,105,000         $    1,106,193
---------------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority, 5.875%, 2032                                   1,800,000              1,654,704
---------------------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners),
6.65%, 2010                                                                                      6,875,000              7,289,150
---------------------------------------------------------------------------------------------------------------------------------
Klamath Falls, OR, Electric Rev. (Klamath Cogeneration), 6%, 2025                                6,765,000              5,841,239
---------------------------------------------------------------------------------------------------------------------------------
Ohio Water Development Authority (Bay Shore Power), 5.875%, 2020                                 1,800,000              1,802,448
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
Rev. (Colver) "G", 5.125%, 2015+                                                                 1,050,000              1,035,542
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
Rev. (Northampton Generating), 6.5%, 2013                                                        2,300,000              2,310,856
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
Rev. (Northampton Generating), 6.6%, 2019                                                        5,000,000              5,024,250
---------------------------------------------------------------------------------------------------------------------------------
Port Authority NY & NJ (KIAC), 6.75%, 2019                                                       1,750,000              1,831,655
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency (Nissequogue Cogen Partners
Facility), 5.3%, 2013                                                                            1,750,000              1,756,475
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   29,652,512
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
Beaver County, PA, Pollution Control Rev. (Toledo Edison), 7.75%, 2020                       $   1,500,000         $    1,542,600
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "B", 6.3%, 2032            685,000                730,313
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "C", 6.75%, 2038         2,505,000              2,749,087
---------------------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Industrial Development Board, Pollution Control Rev. (Entergy
Gulf States, Inc.), 5.45%, 2010                                                                  4,800,000              4,834,416
---------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Industrial Development Authority Rev. (Nevada Power Co.), FGIC,
6.7%, 2022                                                                                       4,000,000              4,154,040
---------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Industrial Development Rev., Southwest Gas Corp. "A", AMBAC,
4.85%, 2035                                                                                      3,215,000              3,135,557
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 5.8%, 2022                   1,390,000              1,409,724
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 5.8%, 2022                   4,500,000              4,563,855
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 6.3%, 2016              3,240,000              3,408,091
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (Tucson Electric), 6.95%, 2020                            3,000,000              3,131,220
---------------------------------------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Portland General), 5.2%, 2033                                 770,000                799,037
---------------------------------------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Puget Sound Energy), " A", AMBAC, 5%, 2031                  3,165,000              3,262,609
---------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030                       3,095,000              3,175,222
---------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg,
LP), 6.5%, 2017                                                                                  2,800,000              3,083,612
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution Control Rev. (CT Light &
Power), 5.9%, 2018                                                                               1,000,000              1,069,790
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev. (Reliant Energy
Seward), "A", 6.75%, 2036                                                                        3,385,000              3,619,445
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.),
"A", 6.1%, 2025                                                                                  2,000,000              2,001,660
---------------------------------------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Authority Rev. (Multi-trade of
---------------------------------------------------------------------------------------------------------------------------------
Pittsylvania), 7.55%, 2019                                                                      10,000,000             10,335,200
---------------------------------------------------------------------------------------------------------------------------------
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.),
6.7%, 2013                                                                                       1,000,000              1,002,800
---------------------------------------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General Electric), 5.2%, 2033                  1,900,000              1,979,325
---------------------------------------------------------------------------------------------------------------------------------
Trinity River Authority, TX, Pollution Control Rev. (TXU Electric Co.), 6.25%, 2028              1,500,000              1,635,195
---------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028              3,335,000              3,371,352
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   64,994,150
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Utility Systems Rev., AMBAC, 5%, 2025                                    $   2,600,000         $    2,686,632
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013                       2,750,000              3,020,105
---------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, Electric & Gas, "A", 5%, 2025                                                   1,505,000              1,564,764
---------------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority (Transmission Project Rev.), RIBS,
8.877%, 2012(++)                                                                                   150,000                151,659
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,423,160
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Drinking Water Finance Authority, "A", AMBAC, 4%, 2028                               $   5,000,000         $    4,389,850
---------------------------------------------------------------------------------------------------------------------------------
Everett, WA, Water & Sewer Rev., MBIA, 5%, 2027                                                    835,000                865,753
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewage Authority, 6.25%, 2010++++                                    1,000,000              1,122,230
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010++++                                1,010,000              1,133,452
---------------------------------------------------------------------------------------------------------------------------------
Louisville & Jefferson, KY, District Sewer & Drain System, "A", FGIC, 5.25%, 2037                2,635,000              2,791,730
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, RITES, FGIC, 9.454%, 2019+(++)                            765,000              1,064,528
---------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev., RITES, 7.571%, 2009+(++),++++                            7,585,000              8,915,712
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Grenada MS, Water & Sewer
Systems Project), "N", FSA, 5%, 2030                                                             2,155,000              2,215,534
---------------------------------------------------------------------------------------------------------------------------------
Narragansett, RI, Bay Commission, "A", MBIA, 5%, 2027                                            2,450,000              2,539,744
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority, Water & Sewer
Systems Rev., "D", 5%, 2038                                                                      2,240,000              2,296,627
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water Finance Authority Rev., "B", 5.75%, 2007++++                  8,590,000              9,019,242
---------------------------------------------------------------------------------------------------------------------------------
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), FSA,
5%, 2027                                                                                         2,000,000              2,063,480
---------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ, FGIC, 6.25%, 2010++++                                                               1,000,000              1,128,540
---------------------------------------------------------------------------------------------------------------------------------
State of Virginia, Clean Water Rev., 5.75%, 2010++++                                             2,500,000              2,758,825
---------------------------------------------------------------------------------------------------------------------------------
Upland, CA, Public Financing Authority Rev., Water Systems Improvement, AMBAC,
5%, 2033                                                                                         2,585,000              2,645,928
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   44,951,175
---------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                                              $1,361,173,942
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
Hospital), "A", 2.7%, due 11/03/05                                                           $     130,000         $      130,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
Hospital), "B", 2.7%, due 11/03/05                                                               3,300,000              3,300,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
Hospital), "D", 2.7%, due 11/03/05                                                               2,900,000              2,900,000
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Midway Airport Rev., Second Lien, "A", 2.75%, due 11/01/05                            300,000                300,000
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Midway Airport Rev., Second Lien, "B", 2.75%, due 11/01/05                            300,000                300,000
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (University of Chicago Hospital),
2.74%, due 11/01/05                                                                                450,000                450,000
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A",
2.7%, due 11/03/05                                                                               1,000,000              1,000,000
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Warrants, "B-4", 2.7%, due 11/03/05                              150,000                150,000
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobile Corp.),
2.68%, due 11/01/05                                                                              1,000,000              1,000,000
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Exxon Project, "B", 2.68%, due 11/01/05                      200,000                200,000
---------------------------------------------------------------------------------------------------------------------------------
Mt. Vernon Industrial Pollution Control Rev. (General Electric Co. Project),
2.68%, due 11/01/05                                                                          $     100,000         $      100,000
---------------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
2.68%, due 11/01/05                                                                                500,000                500,000
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Industries Authority, Health System Rev. (Integris Baptist Medical Center),
"B", 1.10%, 2.74%, due 11/01/05                                                                  3,200,000              3,200,000
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital Loan Program),
2.74%, due 11/01/05                                                                              1,300,000              1,300,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 2.72%, due 11/03/05                                  110,000                110,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 2.72%, due 11/03/05                                  655,000                655,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 2.72%, due 11/03/05                                1,300,000              1,300,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 2.72%, due 11/03/05                                   50,000                 50,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 2.72%, due 11/03/05                                  100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
State of California, Department of Water Resources, Power Supply Rev., "C-2",
2.68%, due 11/03/05                                                                              3,400,000              3,400,000
---------------------------------------------------------------------------------------------------------------------------------
State of Oregon, "73G", 2.67%, due 11/02/05                                                      2,100,000              2,100,000
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority, NY, Rev., "F", 2.68%, due 11/03/05                         1,000,000              1,000,000
---------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes                                                                                   $   23,545,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                                                  $1,384,718,942
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.2%                                                                                  17,412,757
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $1,402,131,699
---------------------------------------------------------------------------------------------------------------------------------

      ** Non income producing security - in default.
     *** Interest received was less than stated coupon rate
    (++) Inverse floating rate security.
   ++++  Refunded bond.
      ## SEC Rule 144A restriction.
       + Restricted securities (excluding 144A issues).are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The trust holds the following restricted securities.

                                              ACQUISITION     ACQUISITION         CURRENT            TOTAL %
SECURITY                                         DATE            COST           MARKET VALUE      OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
Arizona Health Facilities Authority Rev.
(The Terraces Project), 7.75%, 2033            10/17/03       $2,210,535       $ 2,477,633

California Statewide Communities
Development Authority (Prides Industries),
7.125%, 2016                                   11/23/99        1,565,000         1,753,019
Contra Costa County, CA, Residential Rental
Facilities Rev. (Cypress Meadows), 7%, 2028     9/21/98          354,958           106,487
Chicago, IL, Board of Education, RITES,
FGIC, 7.048%, 2020                              2/09/00        6,211,881         9,564,297

Chicago, IL, Public Building Commission
Rev., RITES, FGIC, 9.349%, 2017                 3/10/99        4,815,180         5,423,670

Chicago, IL, O'Hare International Airport
Rev., "A", RITES, FSA, 8.002%, 2022             8/21/03        6,664,625         7,413,625

Denver, CO, City & County Airport Rev.,
RITES, AMBAC, 8.99%, 2017                       8/28/00        2,683,700         2,958,876

Essex County, NJ, RITES, FGIC,
8.218%, 2020                                    3/20/00        5,968,080         7,242,360

Gallery Certificate Trust, PA, Parking Rev.,
FSA, 4.5%, 2013                                12/17/03        2,777,185         2,752,745

Houston, TX, Independent School District,
RITES, PSF, 7.059%, 2017                        2/26/99        5,249,100         5,595,200

Los Angeles, CA, RITES, FGIC,
7.082%, 2015                                    7/21/99        5,563,924         6,424,888

Madison County, FL, Rev. (Twin Oaks
Project), "A", 6%, 2025                         7/13/05        1,656,102         1,633,827

Massachusetts Water Resources Authority,
RITES, FGIC, 9.454%, 2019                       3/16/00          904,781         1,064,528

Michigan Municipal Bond Authority Rev.,
RITES, 7.571%, 2021                             2/23/00        6,633,841         8,915,712

New Jersey Economic Development
Authority, Economic Development Rev.
(Holt Hauling & Warehousing), 8.4%, 2015        1/30/97        4,197,120         3,200,000

New Jersey Economic Development
Authority, Economic Development Rev.
(Holt Hauling & Warehousing), 8.6%, 2017        1/30/97        8,415,520         6,400,000

New Jersey Turnpike Authority, RITES,
MBIA, 7.344%, 2020                              4/19/00        4,637,900         5,759,800

Pennsylvania Economic Development
Financing Authority Rev., Resources
Recovery Rev. (Colver) "G", 5.125%, 2015        7/15/05        1,050,000         1,035,542

Philadelphia, PA, Industrial Development
Authority Rev., 6.125%, 2019                    3/29/99        1,239,651           929,038

State of Florida, Board of Education, RITES,
FGIC, 7.094%, 2012                              2/25/02        1,756,860         1,763,730

State of Florida, Board of Education, RITES,
FGIC, 7.094%, 2013                              2/25/02        5,791,400         5,919,100

State of Florida, Department of
Transportation, RITES, 6.571%, 2017             4/09/99        2,332,844         2,547,848

State of Massachusetts, ROLS, 7.929%, 2017      8/28/01        2,226,440         2,343,440

Texas Housing & Community Board
(Harbors & Plumtree), 10%, 2026                10/31/96        1,650,000         1,575,123

Waterford Township, MI, Economic
Development Corp. Rev. (Canterbury
Health), 6%, 2039                              12/31/98        3,055,000         2,531,923

Total Restricted Securities                                                    $97,332,411           6.94%
                                                                               ===========

The following abbreviations are used in the Portfolio of Investments and are defined:
COP                      Certificate of Participation
ETM                      Escrowed to Maturity
BMA                      Bond Market Assn.

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC                    AMBAC Indemnity Corp.
FGIC                     Financial Guaranty Insurance Co.
FHA                      Federal Housing Administration
FNMA                     Federal National Mortgage Assn.
FSA                      Financial Security Assurance, Inc.
GNMA                     Government National Mortgage Assn.
MBIA                     MBIA Insurance Corp.
PSF                      Permanent School Fund
XLCA                     XL Capital Insurance Co.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
RIBS                     Residual Interest Bonds
RITES                    Residual Interest Tax-Exempt Security
ROLS                     Residual Option Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MUNICIPAL HIGH INCOME FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 10/31/2005

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on federal income tax basis, are as follows:

Aggregate Cost                                               $1,344,703,344
                                                             ==============
Gross unrealized appreciation                                $   69,723,380
Gross unrealized depreciation                                   (29,707,782)
                                                             --------------
Net unrealized appreciation (depreciation)                   $   40,015,598
                                                             ==============

Aggregate cost includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

SWAP AGREEMENTS
INTEREST RATE SWAPS

                                NOTIONAL PRINCIPAL                                                           UNREALIZED
                                     AMOUNT OF             CASH FLOWS PAID            CASH FLOWS            APPRECIATION
EXPIRATION         CURRENCY          CONTRACT                BY THE FUND          RECEIVED BY THE FUND     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
                                                          Fixed - 3 Year BMA       Floating - 7 day BMA
12/01/2007           USD           $ 22,000,000           Swap Index - 2.795%      Swap Index                $  261,610
-------------------------------------------------------------------------------------------------------------------------
                                                          Fixed - 12 Year BMA      Floating - 7 day BMA
5/16/2018            USD             25,000,000           Swap Index - 3.838%      Swap Index                   420,155
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  681,765
                                                                                                             ==========


At October 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.



BEFORE INVESTING, CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION, CONTACT YOUR INVESTMENT PROFESSIONAL OR VIEW ONLINE AT MFS. COM. READ IT CAREFULLY.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 10/31/05

MFS(R) HIGH YIELD OPPORTUNITIES FUND

[graphic omitted]


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS High Yield Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/2005

ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 90.8%
---------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                   $   4,037,000         $    3,986,538
---------------------------------------------------------------------------------------------------------------------------------
Directv Holdings, 6.375%, 2015                                                                     860,000                843,875
---------------------------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375%, 2013                                                                  98,000                106,085
---------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 6.375%, 2011                                                                 4,185,000              4,069,913
---------------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%, 2010                                                          1,995,000              1,865,325
---------------------------------------------------------------------------------------------------------------------------------
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012                                             3,245,000              2,652,788
---------------------------------------------------------------------------------------------------------------------------------
Innova S. de R.L., 9.375%, 2013                                                                    215,000                238,113
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 8.625%, 2015##                                                                    1,260,000              1,275,750
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 0% to 2010, 9.25% to 2015##                                                       1,745,000              1,147,338
---------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 6.625%, 2015##                                                                  790,000                795,925
---------------------------------------------------------------------------------------------------------------------------------
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013                                                4,375,000              3,204,688
---------------------------------------------------------------------------------------------------------------------------------
Panamsat Holding Corp., 0% to 2009, 10.375% to 2014                                              6,060,000              4,135,950
---------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0% to 2006, 12.25% to 2009                                          3,075,000              3,005,813
---------------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., 9.625%, 2013##                                                     1,855,000              1,755,294
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   29,083,395
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Argo Tech Corp., 9.25%, 2011                                                                 $     760,000         $      782,800
---------------------------------------------------------------------------------------------------------------------------------
TransDigm Holding Co., 8.375%, 2011                                                                715,000                743,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,526,400
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                                                       $     267,735         $      227,844
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.748%, 2017                                                           531,386                459,649
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 8.307%, 2018                                                         1,112,985                973,534
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2020                                                         1,713,323              1,476,337
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                           291,790                259,844
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,397,208
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75%, 2015                                                              $   3,255,000         $    3,287,550
---------------------------------------------------------------------------------------------------------------------------------
Propex Fabrics, Inc., 10%, 2012                                                                  3,605,000              3,131,844
---------------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875%, 2015##                                                                   300,000                278,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,697,644
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037##                                                              $   1,500,000         $    1,307,850
---------------------------------------------------------------------------------------------------------------------------------
ARCap, Inc., "H", 6.1%, 2045##                                                                   1,025,662                964,122
---------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 7.525%, 2029                                                         1,073,128              1,166,824
---------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., FRN, 8.4971%, 2029##                                                 2,300,000              2,078,266
---------------------------------------------------------------------------------------------------------------------------------
Crest Ltd., 7%, 2040##                                                                             993,500                935,678
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                              850,000                898,668
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.7867%, 2023^^                                                  2,240,569                371,355
---------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                             750,000                708,415
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.158%, 2028^^                           6,780,422                187,872
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.529%, 2014^^##                                                 4,926,790                342,949
---------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities VII Ltd., 8.7%, 2032(S)(S)(S)##                                        1,050,000                914,970
---------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XII Ltd., 9.8%, 2033(S)(S)(S)##                                        1,775,000              1,731,690
---------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XVI Ltd., 14%, 2034(S)(S)(S)##                                         3,250,000              3,375,450
---------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XVII Ltd., 9.3%, 2035(S)(S)(S)##                                       1,813,000              1,797,408
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   16,781,517
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
Advanced Accessory Systems LLC, 10.75%, 2011                                                 $     310,000         $      263,500
---------------------------------------------------------------------------------------------------------------------------------
Affinia Group, Inc., 9%, 2014##                                                                  1,100,000                852,500
---------------------------------------------------------------------------------------------------------------------------------
Delphi Corp., 6.55%, 2006**                                                                      2,680,000              1,855,900
---------------------------------------------------------------------------------------------------------------------------------
Delphi Corp., 6.5%, 2013**                                                                       1,810,000              1,253,425
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.625%, 2008                                                              1,237,000              1,186,226
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                                                  860,000                787,632
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 8.625%, 2010                                                              1,255,000              1,233,038
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7%, 2013                                                                    937,000                857,604
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125%, 2008                                                      685,000                668,936
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.85%, 2009                                                     1,225,000              1,171,080
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                                                     5,687,000              5,438,108
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                               2,636,000              1,953,935
---------------------------------------------------------------------------------------------------------------------------------
INTERMET Corp., 9.75%, 2009**                                                                    1,615,000                258,400
---------------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11%, 2009                                                                          4,360,000              4,098,400
---------------------------------------------------------------------------------------------------------------------------------
Lear Corp., 5.75%, 2014                                                                          1,015,000                817,075
---------------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., 11%, 2013##                                                                     2,320,000              2,088,000
---------------------------------------------------------------------------------------------------------------------------------
Navistar International Corp., 7.5%, 2011                                                         2,630,000              2,498,500
---------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                                                 397,000                426,775
---------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                                                  1,076,000              1,202,430
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   28,911,464
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
ATF Bank JSC, 9.25%, 2012##                                                                  $     840,000         $      861,000
---------------------------------------------------------------------------------------------------------------------------------
Banco De Estado de Sao Paulo S.A., 8.7%, 2049##                                                  1,136,000              1,144,520
---------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014##                                      800,000                794,000
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8%, 2015##                                                         262,000                257,598
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.125%, 2008##                                                      869,000                874,431
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 7.5%, 2010##                                                        331,000                325,621
---------------------------------------------------------------------------------------------------------------------------------
VTB Capital S.A., 7.5%, 2011                                                                     1,066,000              1,150,001
---------------------------------------------------------------------------------------------------------------------------------
VTB Capital S.A., 6.25%, 2035##                                                                    670,000                671,675
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,078,846
---------------------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Trimas Corp., 9.875%, 2012                                                                   $   1,511,000         $    1,223,910
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012                                                          $   1,195,000         $    1,141,225
---------------------------------------------------------------------------------------------------------------------------------
CCH I Holdings LLC, 9.92%, 2014                                                                  3,412,000              2,217,800
---------------------------------------------------------------------------------------------------------------------------------
CCH I Holdings LLC, 11%, 2015##                                                                  3,627,000              3,282,435
---------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                                                         456,000                373,920
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                                                   680,000                695,300
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 6.75%, 2012##                                                                  715,000                689,975
---------------------------------------------------------------------------------------------------------------------------------
FrontierVision Holdings LP, 11.875%, 2007**                                                        550,000                676,500
---------------------------------------------------------------------------------------------------------------------------------
FrontierVision Operating Partners LP, 11%, 2006**                                                  795,000              1,081,200
---------------------------------------------------------------------------------------------------------------------------------
Kabel Deutschland, 10.625%, 2014##                                                               1,635,000              1,759,669
---------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 9.5%, 2013                                                               2,350,000              2,297,125
---------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                                                1,060,000              1,134,200
---------------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 8.75%, 2032                                                                    660,000                745,800
---------------------------------------------------------------------------------------------------------------------------------
Telenet Group Holdings N.V., 0% to 2008, 11.5% to 2014##                                         4,220,000              3,354,900
---------------------------------------------------------------------------------------------------------------------------------
Videotron Telecom, 6.375%, 2015##                                                                  265,000                261,688
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,711,737
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Goodman Global Holdings, Inc., 7.875%, 2012##                                                $   3,515,000         $    3,304,100
---------------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                                                     864,000                930,960
---------------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 9.5%, 2014                                                                        850,000                845,750
---------------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 8.5%, 2014                                                                  544,000                519,520
---------------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                5,733,000              3,439,800
---------------------------------------------------------------------------------------------------------------------------------
Texas Industries, Inc., 7.25%, 2013##                                                              610,000                634,400
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,674,530
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45%, 2029                                                       $   1,815,000         $    1,551,825
---------------------------------------------------------------------------------------------------------------------------------
Northern Telecom Corp., 6.875%, 2023                                                               695,000                635,925
---------------------------------------------------------------------------------------------------------------------------------
Northern Telecom Corp., 7.875%, 2026                                                               410,000                401,800
---------------------------------------------------------------------------------------------------------------------------------
Sungard Data Systems, Inc., 10.25%, 2015##                                                       1,335,000              1,323,319
---------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                        1,500,000              1,575,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,487,869
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
ARCO Chemical Co., 9.8%, 2020                                                                $   1,290,000         $    1,438,350
---------------------------------------------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, "A", 0% to 2009, 10% to 2014                                          1,015,000                713,038
---------------------------------------------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                                        3,474,000              2,405,745
---------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                               735,000                801,150
---------------------------------------------------------------------------------------------------------------------------------
Hercules, Inc., 6.75%, 2029                                                                      1,760,000              1,698,400
---------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                                        1,620,000              1,666,575
---------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.375%, 2015##                                                         520,000                494,000
---------------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                                                    470,000                545,200
---------------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                                                    4,981,000              3,343,496
---------------------------------------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009                                                  EUR       55,000                 68,892
---------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.5%, 2008                                                            $   1,000,000              1,047,500
---------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                               800,000                892,000
---------------------------------------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                                             355,000                362,544
---------------------------------------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013                                                                            850,000                868,063
---------------------------------------------------------------------------------------------------------------------------------
Nell AF S.a.r.L., 8.375%, 2015##                                                                 2,140,000              2,054,400
---------------------------------------------------------------------------------------------------------------------------------
NOVA Chemicals Corp., 6.5%, 2012                                                                 1,150,000              1,098,250
---------------------------------------------------------------------------------------------------------------------------------
Polypore, Inc., 8.75%, 2012                                                                      1,305,000              1,148,400
---------------------------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC, 13.5%, 2010                                                 2,320,000              2,444,700
---------------------------------------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011                                                                        4,085,000              3,860,325
---------------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625%, 2011                                                  1,093,000              1,169,510
---------------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 7.5%, 2014##                                                     180,000                173,700
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   28,294,238
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8%, 2009                                                                  $   1,000,000         $    1,063,806
---------------------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 9%, 2010                                                              460,000                457,700
---------------------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 7.5%, 2011                                                            400,000                353,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,874,506
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Acco Brands Corp., 7.625%, 2015##                                                            $     320,000         $      304,000
---------------------------------------------------------------------------------------------------------------------------------
Bombardier Recreational Products, Inc., 8.375%, 2013                                             1,075,000              1,096,500
---------------------------------------------------------------------------------------------------------------------------------
Church & Dwight Co., Inc., 6%, 2012                                                                675,000                654,750
---------------------------------------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                                                       610,000                590,175
---------------------------------------------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc., 9.375%, 2009                                               1,490,000              1,072,800
---------------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9.5%, 2011                                                       4,315,000              4,045,313
---------------------------------------------------------------------------------------------------------------------------------
Safilo Capital International S.A., 9.625%, 2013##                                         EUR    3,730,000              5,018,657
---------------------------------------------------------------------------------------------------------------------------------
Samsonite Corp., 8.875%, 2011                                                                $   1,465,000              1,508,950
---------------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 7%, 2017##                                                          1,505,000              1,493,713
---------------------------------------------------------------------------------------------------------------------------------
Worldspan LP, 10.04%, 2011##                                                                     2,670,000              2,176,050
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,960,908
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013                                                  $   1,830,000         $    2,154,825
---------------------------------------------------------------------------------------------------------------------------------
Greif, Inc., 8.875%, 2012                                                                          540,000                577,800
---------------------------------------------------------------------------------------------------------------------------------
Huntsman Packaging Corp., 13%, 2010**                                                            1,055,000                152,975
---------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                                 685,000                715,825
---------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                  765,000                780,300
---------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc., 7.8%, 2018                                                                   785,000                753,600
---------------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 11.625%, 2009#                                                                       868,003                937,443
---------------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010**                                                                        1,000,000                145,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,217,768
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014                                              $   1,065,000         $    1,041,038
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Magnachip Semiconductor S.A., 8%, 2014                                                       $     160,000         $      146,400
---------------------------------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034                                                               $   3,155,000         $    3,972,145
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                                                        2,870,000              3,444,000
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034##                                                                      1,975,000              2,488,500
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                                 2,129,000              2,544,155
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.5%, 2027##                                                 3,401,000              4,394,092
---------------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022                                                                725,000                877,061
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,719,953
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 8.0%
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 7.875%, 2015                                                     $     505,000         $      513,080
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2018                                                             4,263,000              4,403,679
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875%, 2019                                                         2,746,000              2,897,030
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11%, 2040                                                            1,084,000              1,304,052
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, FRN, 5.1875%, 2024                                                   1,617,000              1,540,193
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 2%, 2014                                                           ARS    4,100,000              1,360,772
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 5.83%, 2033**                                                      ARS    1,940,087                817,083
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 4.005%, 2012                                                     $   7,801,000              6,054,880
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 8.25%, 2014                                                                  622,000                673,004
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2020                                                                 424,000                570,280
---------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 8.25%, 2032                                                             1,475,000              1,552,438
---------------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, 8.5%, 2035##                                                              1,385,000              1,355,569
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023                                                                 1,379,000              1,675,485
---------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 5%, 2017                                                                         387,100                363,874
---------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 7.35%, 2025                                                                      267,000                269,670
---------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 8.75%, 2033                                                                      783,000                900,450
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 8%, 2016                                                                  550,000                549,313
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.375%, 2017                                                            2,076,000              2,273,220
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.5%, 2030                                                                500,000                527,500
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7%, 2020                                                                       333,000                324,675
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 8%, 2034                                                                     3,226,000              3,330,845
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ukraine, 7.65%, 2013                                                                   775,000                831,188
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 8.5%, 2014                                                                2,669,000              2,909,210
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 9.375%, 2034                                                                600,000                697,800
---------------------------------------------------------------------------------------------------------------------------------
Republica of Uruguay, 9.25%, 2017                                                                2,130,000              2,316,375
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008                                                                     1,449,000              1,364,089
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2011                                                                     1,750,000              1,522,500
---------------------------------------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                                                        586,000                870,210
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.3%, 2031                                                                1,311,000              1,605,975
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   45,374,439
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Belden & Blake Corp., 8.75%, 2012                                                            $   3,245,000         $    3,342,350
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7%, 2014                                                                  427,000                444,080
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015                                                            3,110,000              3,055,575
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                            2,765,000              2,799,563
---------------------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75%, 2013##                                                 $     790,000         $      762,350
---------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                                    1,590,000              1,627,514
---------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014                                                           1,055,000              1,073,463
---------------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125%, 2014                                                1,005,000              1,042,688
---------------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 6.875%, 2017##                                                                 485,000                480,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,627,733
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                               $   1,095,000         $    1,236,585
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                          $     396,000         $      375,210
---------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8.625%, 2012                                                            1,000,000              1,007,500
---------------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014                                                     1,955,000              1,881,688
---------------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0% to 2009, 12% to 2014                                                  2,585,000              1,557,463
---------------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                                                     3,545,000              3,527,275
---------------------------------------------------------------------------------------------------------------------------------
Universal City, Florida Holding Co., 8.375%, 2010                                                1,760,000              1,804,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,153,136
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
B & G Foods, Inc., 8%, 2011                                                                  $     840,000         $      847,350
---------------------------------------------------------------------------------------------------------------------------------
Chaoda Modern Agriculture Holdings, 7.75%, 2010##                                                2,911,000              2,823,670
---------------------------------------------------------------------------------------------------------------------------------
Cosan S.A., 9%, 2009##                                                                             320,000                332,800
---------------------------------------------------------------------------------------------------------------------------------
Doane Petcare Co., 10.625%, 2015##                                                               1,365,000              1,382,063
---------------------------------------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                                                    2,215,000              2,248,225
---------------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance PLC, 10.625%, 2011                                                EUR      650,000                833,661
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,467,769
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.55%, 2010                                                      $   2,000,000         $    1,955,000
---------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                                               875,000                826,875
---------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 9.375%, 2013                                                              2,315,000              2,552,288
---------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 7.75%, 2029                                                               2,100,000              2,152,500
---------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp., 9.5%, 2013                                                3,380,000              3,033,550
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25%, 2012                                                             1,385,000              1,305,363
---------------------------------------------------------------------------------------------------------------------------------
JSG Funding LLC, 11.5%, 2015#,##                                                          EUR    3,406,502              3,538,300
---------------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                                           $     755,000                724,800
---------------------------------------------------------------------------------------------------------------------------------
Newark Group, Inc., 9.75%, 2014                                                                  1,400,000              1,204,000
---------------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014                                                              645,000                574,050
---------------------------------------------------------------------------------------------------------------------------------
Sino-Forest Corp., 9.125%, 2011##                                                                  642,000                682,125
---------------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 7.375%, 2014                                                                840,000                745,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,294,351
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 5.3%
---------------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 7.875%, 2014                                                                    $   1,000,000         $    1,030,000
---------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                                                   2,000,000              1,972,500
---------------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.125%, 2011                                                        2,000,000              2,185,000
---------------------------------------------------------------------------------------------------------------------------------
Chukchansi Economic Development Authority, 8%, 2013##                                              345,000                345,000
---------------------------------------------------------------------------------------------------------------------------------
Grupo Posadas S.A. de C.V., 8.75%, 2011##                                                          418,000                448,305
---------------------------------------------------------------------------------------------------------------------------------
GTECH Holdings Corp., 5.25%, 2014                                                                2,235,000              1,887,073
---------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 7.125%, 2013                                                                   2,045,000              2,073,119
---------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375%, 2015                                                                     565,000                548,050
---------------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375%, 2010                                                              1,000,000              1,090,000
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                                   2,455,000              2,596,163
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 5.875%, 2014                                                                   1,975,000              1,846,625
---------------------------------------------------------------------------------------------------------------------------------
NCL Corp., 11.625%, 2014##                                                                       2,140,000              2,198,850
---------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., 6.75%, 2015                                                            915,000                878,400
---------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%, 2012                                                        1,950,000              1,935,375
---------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                                                          300,000                307,125
---------------------------------------------------------------------------------------------------------------------------------
Resorts International Hotel & Casino, Inc., 11.5%, 2009                                          1,600,000              1,782,000
---------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 6.875%, 2013                                                         905,000                936,675
---------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                          1,500,000              1,616,250
---------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                                1,700,000              1,695,750
---------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.875%, 2016##                                                              300,000                302,250
---------------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC, 6.625%, 2014                                                                 2,315,000              2,205,038
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   29,879,548
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                                      $   1,365,000         $    1,460,550
---------------------------------------------------------------------------------------------------------------------------------
Da-Lite Screen Co., Inc., 9.5%, 2011                                                               895,000                944,225
---------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                  925,000                915,750
---------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                                       2,560,000              1,843,200
---------------------------------------------------------------------------------------------------------------------------------
Knowledge Learning Corp., 7.75%, 2015##                                                            815,000                757,950
---------------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.5%, 2011                                                               2,665,000              2,291,900
---------------------------------------------------------------------------------------------------------------------------------
Wesco Distribution, Inc., 7.5%, 2017##                                                           1,165,000              1,163,544
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,377,119
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp., 7.625%, 2011                                                            $   1,204,000         $    1,263,629
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                          $   1,660,000         $    1,747,150
---------------------------------------------------------------------------------------------------------------------------------
Sun Sage B.V., 8.25%, 2009##                                                                       750,000                789,375
---------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7.75%, 2013                                                                3,045,000              2,892,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,429,275
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 5.875%, 2015##                                                      $   1,455,000         $    1,400,438
---------------------------------------------------------------------------------------------------------------------------------
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                                 3,455,000              1,917,525
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 6.625%, 2013                                                                         860,000                870,750
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 7.25%, 2015                                                                        1,000,000              1,010,000
---------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 6.125%, 2015##                                            1,735,000              1,721,988
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                                                          2,000,000              2,125,086
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                            740,000                726,119
---------------------------------------------------------------------------------------------------------------------------------
Healthsouth Corp., 8.5%, 2008                                                                      600,000                588,000
---------------------------------------------------------------------------------------------------------------------------------
Healthsouth Corp., 7.625%, 2012                                                                    485,000                455,900
---------------------------------------------------------------------------------------------------------------------------------
Lifecare Holdings, Inc., 9.25%, 2013##                                                           1,510,000              1,117,400
---------------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75%, 2015                                                           565,000                581,950
---------------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625%, 2015                                                               1,170,000              1,085,175
---------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.875%, 2014                                                             3,095,000              2,994,413
---------------------------------------------------------------------------------------------------------------------------------
U.S. Oncology, Inc., 10.75%, 2014                                                                2,050,000              2,260,125
---------------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125%, 2011                                                   395,000                395,988
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,250,857
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015##                                                         $   3,055,000         $    2,810,600
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Codelco, Inc., 5.625%, 2035##                                                                $   1,522,000         $    1,449,967
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                               2,290,000              2,215,575
---------------------------------------------------------------------------------------------------------------------------------
Southern Peru Copper Corp., 7.5%, 2035##                                                           150,000                144,630
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,810,172
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                                               $     210,000         $      225,378
---------------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                                                   1,035,000              1,253,813
---------------------------------------------------------------------------------------------------------------------------------
Colorado Interstate Gas Co., 5.95%, 2015                                                           940,000                892,759
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                                                   4,755,000              4,683,675
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                                1,575,000              1,622,250
---------------------------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.875%, 2011##                                                            1,337,000              1,372,431
---------------------------------------------------------------------------------------------------------------------------------
Markwest Energy Partners LP, 6.875%, 2014##                                                        760,000                729,600
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                                2,655,000              2,737,969
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,517,875
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
AT&T Corp., 7.3%, 2011                                                                       $   1,508,000         $    1,666,340
---------------------------------------------------------------------------------------------------------------------------------
AT&T Corp., 9.75%, 2031                                                                            905,000              1,101,838
---------------------------------------------------------------------------------------------------------------------------------
Axtel S.A. de C.V., 11%, 2013                                                                    1,914,000              2,134,110
---------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                              1,410,000              1,371,225
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                         1,225,000              1,326,063
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25%, 2013                                                         2,820,000              2,671,950
---------------------------------------------------------------------------------------------------------------------------------
Espirit Telecom Group PLC, 10.875%, 2008**                                                          20,000                      0
---------------------------------------------------------------------------------------------------------------------------------
GCI, Inc., 7.25%, 2014                                                                           1,325,000              1,285,250
---------------------------------------------------------------------------------------------------------------------------------
Global Crossing UK Finance, 10.75%, 2014                                                           770,000                681,450
---------------------------------------------------------------------------------------------------------------------------------
Hawaiian Telecom Communications, Inc., 9.75%, 2013##                                             1,280,000              1,273,600
---------------------------------------------------------------------------------------------------------------------------------
Hawaiian Telecom Communications, Inc., 12.5%, 2015##                                             1,560,000              1,524,900
---------------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 6.908%, 2007                                                                            740,000                747,400
---------------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 7.688%, 2009                                                                            825,000                854,906
---------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.25%, 2011                                                         1,415,000              1,351,325
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011                                                                        1,400,000              1,466,500
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012                                                                        1,370,000              1,503,575
---------------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5%, 2010                                                                4,190,000              4,787,075
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                  2,460,000              2,460,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   28,207,507
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014                                                         $   1,000,000         $    1,050,000
---------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 9%, 2014                                                                 1,120,000              1,223,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,273,600
---------------------------------------------------------------------------------------------------------------------------------
OILS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
CITGO Petroleum Corp., 6%, 2011                                                              $   1,080,000         $    1,134,000
---------------------------------------------------------------------------------------------------------------------------------
Hurricane Finance B.V., 9.625%, 2010                                                             1,160,000              1,310,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,444,800
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 6.5%, 2010                                                 $   2,025,000         $    1,964,250
---------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                                           $   2,541,000         $    2,502,885
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 8.875%, 2011                                                $   2,240,000         $    1,915,200
---------------------------------------------------------------------------------------------------------------------------------
Cenveo, Inc., 9.625%, 2012                                                                         520,000                548,600
---------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 12.125%, 2012                                                                  650,000                758,875
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                   610,000                672,525
---------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                          2,340,000              1,813,500
---------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                          1,495,000              1,158,625
---------------------------------------------------------------------------------------------------------------------------------
Hollinger, Inc., 12.875%, 2011##                                                                   821,000                867,181
---------------------------------------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 0% to 2008, 11.5% to 2013                                                  2,615,000              1,895,875
---------------------------------------------------------------------------------------------------------------------------------
Lighthouse International Co. S.A., 8%, 2014##                                             EUR    1,200,000              1,510,299
---------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.875%, 2011                                                                 $   2,615,000              2,549,625
---------------------------------------------------------------------------------------------------------------------------------
WDAC Subsidiary Corp., 8.375%, 2014##                                                            3,075,000              2,898,188
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   16,588,493
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 10.25%, 2007                                                               $     292,000         $      309,520
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012##                                                                 1,330,000              1,443,050
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,752,570
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Carrols Holdings Corp., 9%, 2013##                                                           $   1,210,000         $    1,197,900
---------------------------------------------------------------------------------------------------------------------------------
Uno Restaurant Corp., 10%, 2011##                                                                1,645,000              1,464,050
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,661,950
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015                                                            $     940,000         $      928,250
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                    1,430,000              1,451,450
---------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                               1,535,000              1,711,525
---------------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 10.75%, 2015##                                                1,330,000              1,246,875
---------------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375%, 2012                                                            910,000                773,500
---------------------------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012##                                                                     775,000                753,688
---------------------------------------------------------------------------------------------------------------------------------
Mothers Work, Inc., 11.25%, 2010                                                                 1,355,000              1,165,300
---------------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc., 9%, 2015##                                                            1,835,000              1,802,888
---------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 8.125%, 2010                                                                     1,260,000              1,260,000
---------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 7.7%, 2027                                                                         905,000                687,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,781,276
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc., 8.25%, 2013                                                        $   1,155,000         $    1,172,325
---------------------------------------------------------------------------------------------------------------------------------
STEEL - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
AK Steel Holding Corp., 7.75%, 2012                                                          $   2,835,000         $    2,551,500
---------------------------------------------------------------------------------------------------------------------------------
Chaparral Steel Co., 10%, 2013##                                                                   580,000                600,300
---------------------------------------------------------------------------------------------------------------------------------
Northwestern Steel & Wire Co., 9.5%, 2049**                                                         20,000                      0
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,151,800
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                                                 $     775,000         $      854,345
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 12%, 2009                                                            $     978,000         $    1,070,910
---------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.125%, 2012                                                                 665,000                685,781
---------------------------------------------------------------------------------------------------------------------------------
American Towers, Inc., 7.25%, 2011                                                                 775,000                809,875
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                   1,305,000              1,458,338
---------------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 9.875%, 2012                                                        350,000                378,000
---------------------------------------------------------------------------------------------------------------------------------
Dolphin Telecom PLC, 11.5%, 2008**                                                                 775,000                      0
---------------------------------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 7.9%, 2012                                                                     155,000                161,200
---------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems Finance S.A., 8.375%, 2010                                                      332,000                346,525
---------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010##                                                            272,000                283,900
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                         5,870,000              5,888,291
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                                              1,295,000              1,291,763
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                                                  570,000                611,325
---------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75%, 2010                                                                2,818,000              2,803,910
---------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                                                 100,000                104,000
---------------------------------------------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012                                                                      980,000              1,114,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,008,568
---------------------------------------------------------------------------------------------------------------------------------
TIRE & RUBBER - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Cooper Standard Automotive, Inc., 8.375%, 2014                                               $   2,175,000         $    1,631,250
---------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., 9%, 2015##                                                           4,000,000              3,860,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,491,250
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.3%, 2015##                                           $   2,735,000         $    2,721,325
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Stena AB, 7.5%, 2013                                                                         $     615,000         $      584,250
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
AES Corp., 8.75%, 2013##                                                                     $     325,000         $      351,000
---------------------------------------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                                                            1,285,000              1,394,225
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co., LLC, 8.25%, 2012##                                                  1,670,000              1,845,350
---------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.5%, 2011                                                                        2,955,000              1,388,850
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                 145,000                162,418
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                       1,693,000              1,783,694
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                     970,000              1,020,351
---------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                                              2,150,000              2,354,250
---------------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                                                          1,275,000              1,475,813
---------------------------------------------------------------------------------------------------------------------------------
NGC Corp. Capital Trust, 8.316%, 2027                                                            1,975,000              1,718,250
---------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014                                                                 1,225,000              1,213,715
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013                                                                       1,566,000              1,706,940
---------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 8.625%, 2008                                                             760,000                788,500
---------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75%, 2014                                                                  530,000                492,900
---------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                               785,000                824,250
---------------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75%, 2017##                                                          3,665,000              3,646,675
---------------------------------------------------------------------------------------------------------------------------------
Tenaska Alabama Partners LP, 7%, 2021##                                                            595,992                605,511
---------------------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875%, 2014##                                                                  1,105,000              1,182,350
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 5.55%, 2014                                                                           1,780,000              1,636,212
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   25,591,254
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                                                        $  513,074,867
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                                                      73,650         $    5,134,868
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                          12,137         $      744,231
---------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., "A"                                                                 75,683                627,412
---------------------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc.*                                                                              30,109                686,786
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,058,429
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Brink's Co.                                                                                         35,500         $    1,394,085
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V.*                                                                   59,987         $       37,275
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0%
---------------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.*                                                                                29         $            0
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Ferrell Gas Partners LP                                                                             40,712         $      878,158
---------------------------------------------------------------------------------------------------------------------------------
Northwestern Corp.                                                                                  71,764              2,134,979
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,013,137
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                   31,600         $      891,752
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                                                7         $          161
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                             35,960         $      944,310
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                                       $   13,474,017
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 5.25%                                                                         98,116         $    1,618,914
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25%                                                                    152         $    1,037,400
---------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B", 10.75%                                                      1,975              2,113,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,150,650
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0%
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", 8.75%                                                                    1,375         $       35,709
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0%
---------------------------------------------------------------------------------------------------------------------------------
PTV, Inc., "A", 10%                                                                                     12         $           19
---------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks                                                                                             $    3,186,378
---------------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0%                                                         STRIKE          1ST EXERCISE
---------------------------------------------------------------------------------------------------------------------------------
                                                                      PRICE           DATE
---------------------------------------------------------------------------------------------------------------------------------
Cybernet Internet Services (Computer Software)*                       $22.28          10/29/99          20         $            0
---------------------------------------------------------------------------------------------------------------------------------
GT Group Telecom, Inc. (Telephone Services)*                            0.00           8/01/00         750                      0
---------------------------------------------------------------------------------------------------------------------------------
Metricom (Network & Telecom)*                                          87.00           8/15/00         225                      0
---------------------------------------------------------------------------------------------------------------------------------
Ono Finance (Broadcast & Cable TV)*                                     0.00           5/31/09         175                      0
---------------------------------------------------------------------------------------------------------------------------------
Pliant Corp. (Containers)##*                                            0.01           5/25/00         815                      8
---------------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. (Advertising & Broadcasting)*             24.92           8/13/99         300                      0
---------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Specialty Chemicals)*                        52.00          12/31/02          11                     11
---------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Machinery & Tools)*                         20.78           5/29/03         338                     51
---------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc. (Broadcast & Cable TV)*                       45.24           9/16/00         300                 13,500
---------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "A" (Telephone Services)*                      6.25           5/27/03         470                    146
---------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "B" (Telephone Services)*                      7.50           5/27/03         352                     81
---------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "C" (Telephone Services)*                     10.00           5/27/03         352                     74
---------------------------------------------------------------------------------------------------------------------------------
Total Warrants                                                                                                     $       13,871
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS^ - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 4.03%, due 11/01/05                                                    $  14,263,000         $   14,263,000
---------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 4.02%, due 11/01/05                                                      8,462,000              8,462,000
---------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations                                                                                       $   22,725,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments ~                                                                                                $  554,093,047
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 2.0%                                                                                  11,114,558
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $  565,207,605
---------------------------------------------------------------------------------------------------------------------------------

(S)(S)(S) The rate shown represents a current effective yield.
        # Payment-in-kind security.
       ** Non income producing security - in default. * Non-income producing security.
       ## SEC Rule 144A restriction.
       ^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
        ~ As of October 31, 2005, the fund had 10 securities representing $258,400 and less than 0.1% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
        ^ The rates shown represent annualized yields at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
           ADR  American Depository Receipt
           FRN  Floating Rate Note.  The interest rate is the rate in effect as of period end.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below: ARS Argentine Peso
           EUR  Euro
           SEK  Swedish Krona

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS HIGH YIELD OPPORTUNITIES FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 10/31/2005

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $559,241,628
                                                                 ============
Gross unrealized depreciation                                    $(19,849,899)
Gross unrealized appreciation                                      14,701,318
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $ (5,148,581)
                                                                 ============

Aggregate cost includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.

                                                                                                              NET UNREALIZED
              CONTRACTS TO                                                               CONTRACTS            APPRECIATION
              DELIVER/RECEIVE         SETTLEMENT DATE           IN EXCHANGE FOR          AT VALUE             (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
SALES
-----
EUR              8,263,270              11/22/2005                $ 9,987,967            $ 9,916,511             $ 71,456
                                                                  ===========            ===========             ========

PURCHASES
---------
EUR                123,432              11/22/2005                $   149,222            $   148,127             $ (1,095)
SEK                313,806              12/14/2005                     40,439                 39,611                 (828)
                                                                  -----------            -----------             --------
                                                                  $   189,661            $   187,738             $ (1,923)
                                                                  ===========            ===========             ========

At October 31, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $943 with Merrill Lynch International.

At October 31, 2005, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.


BEFORE INVESTING, CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION, CONTACT YOUR INVESTMENT PROFESSIONAL OR VIEW ONLINE AT MFS.COM. READ IT CAREFULLY.


(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III
            -------------------------------------------------------------------

By (Signature and Title)*  MARIA F. DWYER
                           ----------------------------------------------------
                           Maria F. Dwyer, President

Date: December 22, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: December 22, 2005
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 22, 2005
      -----------------


* Print name and title of each signing officer under his or her signature.